                                                                ANNUAL REPORT TO
                                                       SHAREHOLDERS FOR THE YEAR
                                                        ENDED SEPTEMBER 30, 1998

LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

KEMPER HIGH YIELD FUND
KEMPER HIGH YIELD OPPORTUNITY FUND

KEMPER HIGH YIELD SERIES

              "... The high yield market has been driven down to a
                 point where we see good values in many of the
                 companies on which we do extensive fundamental
           research ... We anticipate staying fully invested in order to fully participate in a turnaround. ..."

                                                             [KEMPER FUNDS LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
9
PORTFOLIO STATISTICS
12
PORTFOLIO OF INVESTMENTS
26
REPORT OF INDEPENDENT AUDITORS
27
FINANCIAL STATEMENTS
29
NOTES TO FINANCIAL STATEMENTS
34
FINANCIAL HIGHLIGHTS

At A GLANCE
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED SEPTEMBER 30, 1998
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                -0.95
CLASS B                                                -1.82
CLASS C                                                -1.89
LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE*      -1.77
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND
TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 1998
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                 0.59
CLASS B                                                -0.18
CLASS C                                                 0.13
LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE*      -1.77
--------------------------------------------------------------------------------

RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

* LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------
                                 AS OF     AS OF
                                9/30/98   9/30/97
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS A                           $7.68     $8.50
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS B                           $7.67     $8.49
--------------------------------------------------------------------------------
KEMPER HIGH YIELD FUND
CLASS C                           $7.69     $8.52
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NET ASSET VALUE (CONTINUED)
--------------------------------------------------------------------------------
                                  AS OF     AS OF
                                 9/30/98   10/1/97
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPOR-
TUNITY FUND CLASS A               $8.89     $9.50
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPOR-
TUNITY FUND CLASS B               $8.89     $9.50
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPOR-
TUNITY FUND CLASS C               $8.89     $9.50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 KEMPER HIGH YIELD FUND RANKINGS
 AS OF 9/30/98
--------------------------------------------------------------------------------
COMPARED TO ALL OTHER FUNDS IN THE LIPPER CURRENT HIGH YIELD FUNDS CATEGORY*

              CLASS A        CLASS B     CLASS C
--------------------------------------------------------------------------------
1-YEAR        #113 of        #137 of     #141 of
             233 funds      233 funds   233 funds
--------------------------------------------------------------------------------
5-YEAR        #24 of           N/A         N/A
              82 funds
--------------------------------------------------------------------------------
10-YEAR       #15 of           N/A         N/A
              53 funds
--------------------------------------------------------------------------------
15-YEAR        #2 of           N/A         N/A
              24 funds
--------------------------------------------------------------------------------
 20-YEAR        #2 of           N/A         N/A
              15 funds
--------------------------------------------------------------------------------

THERE IS NO RANKING INFORMATION AVAILABLE FOR KEMPER HIGH YIELD OPPORTUNITY
FUND.

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUNDS AS OF SEPTEMBER 30, 1998.

KEMPER HIGH
YIELD FUND             CLASS A   CLASS B   CLASS C
-------------------------------------------------------------------------------
ONE-YEAR INCOME:        $.7715    $.6975    $.7014
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:     $.0635    $.0573    $.0578
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:      9.92%     8.96%     9.02%
--------------------------------------------------------------------------------
SEC YIELD+:              9.91%     9.49%     9.51%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
KEMPER HIGH YIELD
OPPORTUNITY FUND        CLASS A   CLASS B   CLASS C
ONE-YEAR INCOME:        $.6650    $.5903    $.5909
--------------------------------------------------------------------------------
SHORT-TERM CAPITAL
GAIN:                   $.0350    $.0350    $.0350
--------------------------------------------------------------------------------
SEPTEMBER DIVIDEND:     $.0640    $.0581    $.0580
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:      8.64%     7.84%     7.83%
--------------------------------------------------------------------------------
SEC YIELD+:              9.65%     9.33%     9.33%
--------------------------------------------------------------------------------

+CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON SEPTEMBER 30, 1998. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED SEPTEMBER 30, 1998, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. YIELDS AND DISTRIBUTION RATES ARE HISTORICAL AND WILL FLUCTUATE.

ECONOMIC OVERVIEW

[SILVIA PHOTO]

DR. JOHN E. SILVIA IS A MANAGING DIRECTOR OF SCUDDER KEMPER INVESTMENTS, INC. HIS PRIMARY RESPONSIBILITIES INCLUDE ANALYSIS, MODELING AND FORECASTING OF ECONOMIC DEVELOPMENTS AND FEDERAL RESERVE ACTIVITY THAT AFFECT FINANCIAL MARKETS, ESPECIALLY INTEREST RATE TRENDS. THIS EFFORT INCLUDES CLOSE COLLABORATION WITH BOTH INCOME AND EQUITY MUTUAL FUND MANAGERS AND PENSION FUND MANAGERS.

SILVIA HOLDS A BACHELOR'S DEGREE AND PH.D. IN ECONOMICS FROM NORTHEASTERN UNIVERSITY IN BOSTON AND A MASTER'S DEGREE IN ECONOMICS FROM BROWN UNIVERSITY IN PROVIDENCE, R.I. PRIOR TO HIS CAREER AT SCUDDER KEMPER, HE WAS WITH THE HARRIS BANK AND ALSO TAUGHT AT INDIANA UNIVERSITY.

SCUDDER KEMPER INVESTMENTS, INC. IS THE INVESTMENT MANAGER FOR KEMPER FUNDS. IT IS ONE OF THE LARGEST AND MOST EXPERIENCED INVESTMENT MANAGEMENT ORGANIZATIONS WORLDWIDE, MANAGING MORE THAN $245 BILLION IN ASSETS GLOBALLY FOR MUTUAL FUND INVESTORS, RETIREMENT AND PENSION PLANS, INSTITUTIONAL AND CORPORATE CLIENTS, INSURANCE COMPANIES, AND PRIVATE, FAMILY AND INDIVIDUAL ACCOUNTS.

DEAR SHAREHOLDERS,

If you're like most investors, you may be wondering if you should allow yourself to breathe a sigh of relief as 1998 comes to a close. After several months of generally declining stock prices and extreme volatility, the U.S. stock market seems to have rediscovered its resiliency. In the fourth quarter, the Standard & Poor's 500, an unmanaged index generally representative of the U.S. stock market, bounced back into the 1100-point range, up nearly 20 percent from its third-quarter low of 957. The blue chip Dow Jones Industrial Average enjoyed a comparable rise. Investor confidence suddenly overtook the investor uncertainty that had plagued the markets at summer's end.

  To what can we attribute the change? Simply this -- the cumulative effect of some good news, not the least of which was a long-awaited reduction in interest rates by the Federal Reserve Board. In September, the Fed reduced the federal funds rate a modest 1/4 of a percentage point, however, the cut disappointed some investors who were expecting a more dramatic gesture. In October, the Fed reduced the rate an additional 1/4 of a percentage point. This was an unexpected cut that seemed to have a positive effect on Wall Street. Investors were also pleasantly surprised by better-than-expected corporate earnings reports early in the fourth quarter. (Other contributors to the good vibrations included Mark McGwire, Sammy Sosa and John Glenn. While they don't have the market clout of Alan Greenspan, they may have played a role in elevating the national mood.)

  Although there was no good news to be garnered from the sensationalized presidential scandal, as the shock of Kenneth Starr's report wore off, the nation seemed to refocus its attention on other matters. In this sense, another veil of despair was lifted.

  In many ways, 1998's market activity provides a study in how investor perceptions can upstage economic realities. Certainly, the tumultuous lessons of Russia and Southeast Asia renewed investors' awareness of risk in 1998, which was an important wake-up call. At all times, investors must understand and consider risk. But over the course of 1998, U.S. economic fundamentals have essentially remained strong. In fact, inflation has remained low for the entire year. Economic growth has been solid. Our consumer confidence has remained fairly high, although not quite as high as last year.

  Other signs of strength this year have included better-than-expected regional retail sales, as well as robust housing starts and home sales. The nation's budget surplus for 1998 came in at $60 billion, with another budget surplus expected for fiscal 1999.

  Growth in the nation's gross domestic product (GDP), which represents the total value of all goods and services produced within the U.S. economy, has remained remarkably steady. GDP is expected to have grown at an annualized rate of between 2 and 3 percent for the second half of 1998 and is anticipated to hover around 2 percent for the first half of 1999. The consumer price index
(CPI) remains at about 1.5 percent to 2 percent.

  While employment growth has slowed a bit, the slowdown in wage gains may provide the Fed with an incentive to reduce interest rates even further. U.S. corporate profits have generally been flat, so we may see a decrease in capital spending. Banks appear to be only a little less willing to lend, so the threat of a general credit crunch is minimal.

  Investors may take comfort in the fact that the U.S. markets and economy have withstood the test of 1998's tumultuous third quarter. Similarly, while certain countries, such as Malaysia, Indonesia, Brazil and Russia, are still suffering from economic crises, others, including the Philippines, South Korea, Thailand and China, appear to have survived. As long as the Fed and the Group of Seven leading industrial nations (G7) are committed to avoiding recession on national and global levels respectively, investors have a good chance of experiencing a more stable economic environment.

  At home, there has been somewhat of a slowdown in manufacturing, as reduced U.S. exports reflect foreign economic turmoil. But the global impact of the Asian crisis still has not hit the U.S. as hard as was expected. Indeed, Asian turmoil has not affected U.S. trade as much as it has lowered import prices and helped reduce global interest rates.

ECONOMIC OVERVIEW


--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.

THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.


                                  [BAR GRAPH]

                                       OCTOBER 31, 1998        6 MONTHS AGO          1 YEAR AGO           2 YEARS AGO
10-YEAR TREASURY RATE(1)                      4.53                 5.64                 6.03                 6.53
PRIME RATE(2)                                 8.12                 8.50                 8.50                 8.25
INFLATION RATE(3)*                            1.43                 1.38                 2.22                 3.00
THE U.S. DOLLAR(4)*                           0.89                 3.92                 7.62                 4.74
CAPITAL GOODS ORDERS(5)*                     10.21                10.47                15.67                 4.79
INDUSTRIAL PRODUCTION(5)*                     2.45                 2.57                 2.60                 3.18
EMPLOYMENT GROWTH(6)*                         2.34                 2.57                 2.65                 2.22

(1) FALLING INTEREST RATES IN RECENT YEARS HAVE BEEN A BIG PLUS FOR FINANCIAL ASSETS.

(2) THE INTEREST RATE THAT COMMERCIAL LENDERS CHARGE THEIR BEST BORROWERS.

(3) INFLATION REDUCES AN INVESTOR'S REAL RETURN. IN THE LAST FIVE YEARS, INFLATION HAS BEEN AS HIGH AS 6 PERCENT. THE LOW, MODERATE INFLATION OF THE LAST FEW YEARS HAS MEANT HIGH REAL RETURNS.

(4) CHANGES IN THE EXCHANGE
    VALUE OF THE DOLLAR IMPACT U.S. EXPORTERS AND THE VALUE OF U.S. FIRMS' FOREIGN PROFITS.

(5) THESE INFLUENCE CORPORATE PROFITS AND EQUITY PERFORMANCE.

(6) AN INFLUENCE ON FAMILY INCOME AND RETAIL SALES.

*   DATA AS OF SEPTEMBER 30, 1998.

SOURCE: ECONOMICS DEPARTMENT, SCUDDER KEMPER INVESTMENTS, INC.

  In Europe, the much anticipated Economic and Monetary Union (EMU) is on the move, with a focus on more flexibility and growth potential for the region. European equities may be the beneficiaries of increased spending, as governments seek to foster growth and reduce unemployment.

  If you're a long-term investor in today's short-term world, go ahead and breathe that sigh of relief as 1998 comes to an end -- but get ready for 1999. It's going to be an interesting year as the EMU emerges, the race for the next presidency heats up and the year 2000 approaches. And, remember: Investors don't like uncertainty, be it economic or political. A threat of impeachment, new acts of terrorism or any other hints of crisis could help drag our markets downward again.

  I would like to take this opportunity to thank you for choosing to invest with Kemper Funds. We appreciate the opportunity to serve your investment needs.

Sincerely,

/S/ John E. Silvia

JOHN E. SILVIA

November 9, 1998

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF DR. JOHN SILVIA AS OF NOVEMBER 9, 1998, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION.

PERFORMANCE UPDATE

[RESIS PHOTO]

HARRY RESIS JOINED SCUDDER KEMPER INVESTMENTS, INC. IN 1988 AND IS A MANAGING DIRECTOR. HE IS ALSO CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND AND KEMPER HIGH YIELD OPPORTUNITY FUND AND HANDLES ALL OF THE TRADING ACTIVITY FOR THE FUNDS. RESIS HOLDS A BACHELOR'S DEGREE IN FINANCE FROM MICHIGAN STATE UNIVERSITY.

[MCNAMARA PHOTO]

MICHAEL MCNAMARA JOINED THE ORGANIZATION IN 1972, AND IS A MANAGING DIRECTOR. HE IS ALSO CO-LEAD PORTFOLIO MANAGER OF KEMPER HIGH YIELD FUND AND KEMPER HIGH YIELD OPPORTUNITY FUND AND DIRECTS ALL FIXED- INCOME RESEARCH AT SCUDDER KEMPER INVESTMENTS. HE EARNED AN MBA FROM LOYOLA UNIVERSITY.

[DOYLE PHOTO]

DAN DOYLE IS A PORTFOLIO MANAGER OF KEMPER HIGH YIELD OPPORTUNITY FUND. HE HAS BEEN INVOLVED WITH KEMPER HIGH YIELD FUND IN BOTH RESEARCH AND TRADING SINCE 1986 AND IS A SENIOR TRADER FOR THE FUND. DOYLE RECEIVED HIS M.B.A. FROM THE UNIVERSITY OF CHICAGO.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE HIGH YIELD MARKET BENEFITED FROM A BENIGN ECONOMIC ENVIRONMENT FOR ALMOST THREE QUARTERS OF KEMPER'S HIGH YIELD FUNDS' FISCAL YEAR, OCTOBER 1, 1997 THROUGH SEPTEMBER 30, 1998. THE LAST FEW MONTHS OF THE REPORTING PERIOD, HOWEVER, WERE CHALLENGING FOR ALL MARKETS, INCLUDING HIGH YIELD BONDS. CO-LEAD PORTFOLIO MANAGERS HARRY RESIS AND MICHAEL MCNAMARA DISCUSS CIRCUMSTANCES AFFECTING THE PERFORMANCE OF HIGH YIELD BONDS AND EXPLAIN THE DECISIONS THEY MADE IN STRIVING TO MEET SHAREHOLDERS' EXPECTATIONS OF KEMPER HIGH YIELD FUND AND KEMPER HIGH YIELD OPPORTUNITY FUND.

Q     HARRY AND MICHAEL, AT THE FUNDS' SEMIANNUAL REPORTING PERIOD, THE MARKET
LOOKED ROSY AND BOTH FUNDS WERE SHOWING POSITIVE GAINS. BUT AS OF SEPTEMBER 30, 1998, KEMPER HIGH YIELD FUND HAD A NEGATIVE RETURN, OF 0.95 PERCENT (CLASS A SHARES, UNADJUSTED FOR ANY SALES CHARGE) AND KEMPER HIGH YIELD OPPORTUNITY FUND WAS UP 0.59 PERCENT SINCE INCEPTION (CLASS A SHARES, UNADJUSTED FOR ANY SALES CHARGE). WHAT HAPPENED IN THE MARKET?

A     The first part of the funds' fiscal year was a continuation of the past three years' healthy economic environment. With stable economic growth, benign inflation, rising corporate earnings and a strong equity market and low interest rates, it was an ideal environment for high yield bonds. There was even the feeling that the Asian problems that surfaced in October 1997 would be short lived.

      That all changed in July. It became clear the Asian situation was not getting any better. On top of the Asian situation, financial problems in Russia put pressure on the dealer and banking communities in the United States, creating a serious liquidity problem in the market.

Q     THE HIGH YIELD MARKET EXPERIENCED ONE OF ITS WORST MONTHS EVER IN AUGUST
1998. WAS THAT BECAUSE OF THESE FACTORS YOU JUST MENTIONED, OR SOMETHING ELSE?

A     The problems that were an issue in July led to a liquidity crisis in the high yield market in August. This problem was exacerbated by Russia defaulting on its debts and causing Wall Street and banks to take losses on their investments in Russia. Of course, there was also the fallout of the Long Term Capital management hedge fund debacle in August.

      We've been stressing during this period that the problems that led to the market's poor performance were technical, not fundamental. That means the fundamentals of the high yield market -- default rates, for instance, continue to be tame. The Federal Reserve Board's (the Fed) decision to ease rates last September, and the thought that further easing is in the works, is likely to keep us out of a recession. This should help cure the liquidity crisis and get the market back on track.

PERFORMANCE UPDATE

Q     KEMPER HIGH YIELD FUND OUTPERFORMED ITS LIPPER HIGH CURRENT YIELD FUNDS
CATEGORY AVERAGE FOR THE ONE-YEAR PERIOD ENDED SEPTEMBER 30, 1998, WITH A -0.95 PERCENT RETURN (CLASS A SHARES, UNADJUSTED FOR ANY SALES CHARGE) COMPARED WITH THE PEER GROUP'S AVERAGE OF -1.77 PERCENT. IN SUCH A VOLATILE YEAR, WHAT SORTS OF CHANGES DID YOU MAKE TO THE FUND'S PORTFOLIO COMPOSITION TO ACHIEVE THIS PERFORMANCE?

A     We were able to avoid defaults for the most part in the fiscal year, having only one default. The fact that in September 1998, the fund had an unadjusted return of 0.44 percent (Class A shares, unadjusted for any sales charge), compared with the Lipper High Yield category average of -0.80 percent, speaks to the fundamental conservative nature of the fund, at least for a high yield fund. Good credit selection and the absence of any stocks in the portfolio helped performance in the last few months of the fiscal year.

Q     KEMPER HIGH YIELD OPPORTUNITY'S 0.59 PERCENT RETURN (CLASS A SHARES,
UNADJUSTED FOR ANY SALES CHARGE) ALSO BEAT ITS LIPPER HIGH CURRENT YIELD FUNDS CATEGORY AVERAGE OF -1.77 PERCENT, ON AN ANNUAL BASIS. HOW WERE YOU ABLE TO ACHIEVE TOTAL RETURN, AND INCOME, FOR KEMPER HIGH YIELD OPPORTUNITY FUND SHAREHOLDERS?

A     With the now-one-year-old Kemper High Yield Opportunity Fund, we can, and want to be, more aggressive than Kemper High Yield Fund to achieve a greater total return than we were able to with the older fund. Still, because we had seen indications of a probable market correction in '98, we ran it less aggressively than we could have. We took our 10% leverage off the fund in February, and kept it at zero for most of the year to better weather the changing market environment. We also kept our stock allocation to about 4 percent. Now with a more constructive outlook on the market, we'll likely ramp that up to about 10 percent and increase our leverage as well.

Q     WHAT IS YOUR OUTLOOK FOR THE HIGH YIELD MARKET?

A     As we've mentioned, the recent downturn was largely a technical reaction to events external to the high yield market. The fundamentals of the market remain relatively strong. Pessimism and fear regarding the future, rather than the fundamentals of high yield companies, are behind this correction. Defaults, while increased from last year, are still below the historical average. While a recession is a possibility and some firms are already calling for one in 1999, at its current level, the high yield market seems to have already factored in a recession and a resulting increase in defaults. The Federal Reserve Board's recent rate cut, and the possibility of further cuts, could help stave off any possible recession.

      Recession or not, historically the high yield market has bounced back smartly from terrible months such as August 1998. We've seen data that has shown that of the five individually worst performing months in the high yield market, the average return for the following 12 months is 21.2 percent (of course past performance does not guarantee future results).

--------------------------------------------------------------------------------
 CUMULATIVE ONE-YEAR RETURNS
--------------------------------------------------------------------------------
 FOLLOWING THE FIVE WORST PERFORMING MONTHS FOR THE HIGH YIELD MARKET*

                                    1-YEAR RETURN,
                                      FOLLOWING
                                      THE WORST
                          1-MONTH     PERFORMING
           MONTH          RETURN        MONTHS
--------------------------------------------------------------------------------
        OCTOBER 1979       -8.39%        8.15%
--------------------------------------------------------------------------------
       FEBRUARY 1980       -8.25        12.67
--------------------------------------------------------------------------------
       SEPTEMBER 1990      -7.62        36.93
--------------------------------------------------------------------------------
          MAY 1984         -5.32        24.56
--------------------------------------------------------------------------------
        AUGUST 1990        -4.62        23.68
--------------------------------------------------------------------------------
          AVERAGE          -6.84        21.20
--------------------------------------------------------------------------------
          AUG-1998         -6.79        14.46
--------------------------------------------------------------------------------

SOURCE: DLJ, IBBOTSON ASSOCIATES
* HIGH YIELD MARKET REPRESENTED BY DLJ HIGH YIELD INDEX

  The high yield market has been driven down to a point where we see good values in many of the companies on which we do extensive fundamental research. As a result, we are carrying a very low cash position in Kemper High Yield Fund, and anticipate staying fully invested in order to fully participate in a turnaround.

Q     WHAT OTHER FACTORS DO YOU LOOK AT WHEN FORMULATING YOUR OUTLOOK ON THE
HIGH YIELD MARKET?

A     The high yield market is really a small cap bond market. High yield bonds are issued by companies with small capitalizations (see Terms to Know). The small cap equity market was one of the harder hit markets during this recent period, but we're seeing a rally already. And bonds of small cap issuers are always senior in the right of payment to stockholders. So a small cap bond market rebound is likely after the stock rebound.

PERFORMANCE UPDATE

Q     SO, IS THIS A GOOD TIME TO BE IN HIGH YIELD FUNDS?

A     The market's already showing signs of a bounce back. As the liquidity in the market improves, we'll have more and more opportunities to take advantage of good values in the market. Whether an investor is total return-oriented or looking for income, high yield investing may make sense.

TERMS TO KNOW

EASE Occurs when the Federal Reserve Board of Governors changes monetary policy by decreasing the federal funds rate.

FEDERAL FUNDS RATE The interest rate banks charge each other for overnight loans that are needed to meet reserve requirements. Often considered the most sensitive indicator of the direction of interest rates.

HIGH YIELD BONDS Issued by companies, often without long track records of sales and earnings, or by those with questionable credit strength and pay a higher yield to investors to help compensate for their greater risk of loss to principal and interest. High yield bonds carry a credit rating of BB or lower from either Moody's or Standard & Poor's bond rating services and are considered to be "below investment grade" by these rating agencies. Such bonds may also be unrated. The bonds present greater risk to principal and income than higher quality bonds.

MARKET CAPITALIZATION A measure of the size of a publicly traded company, as determined by multiplying the current price by the number of shares outstanding. The market capitalization of a company has bearing on its perceived earnings potential and risk. Small cap companies (less than $1 billion) may present the potential for greater growth than larger, more established companies. On the other hand, the stock of small cap companies may be expected to be more volatile and therefore greater risk to capital.

RECESSION A downturn in economic activity, defined by many economists as at least two consecutive quarters of decline in a country's Gross Domestic Product
(GDP).

PERFORMANCE UPDATE


------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS*
------------------------------------------------------------------------------------------------------

 FOR PERIODS ENDED SEPTEMBER 30, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                          1 YEAR   5 YEAR   10 YEAR   LIFE OF CLASS
------------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND CLASS A        -5.40%    7.74%    9.49%        11.17%      (since 1/26/78)
------------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND CLASS B        -4.53      N/A      N/A          7.76       (since 5/31/94)
------------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD FUND CLASS C        -1.89      N/A      N/A          8.21       (since 5/31/94)
------------------------------------------------------------------------------------------------------

 [LINE GRAPH]

 KEMPER HIGH YIELD FUND CLASS A

-------------------------------------------------------------------------------
                                     SALOMON BROTHERS
                  KEMPER HIGH YIELD  LONG-TERM HIGH
                   FUND CLASS A(1)   YIELD BOND INDEX+  CONSUMER PRICE INDEX++
-------------------------------------------------------------------------------
1/1/80                   1000              10000                10000
3/31/80                  8738               8842                10443
6/30/80                  9983              10171                10782
9/30/80                  9526               9438                10952
12/31/80                 9458               8458                11252
3/31/81                  9740               9702                11538
6/30/81                  9991               9781                11812
9/30/81                  9205               8738                12151
12/31/81                10279               8848                12256
3/31/82                 10673               9929                12321
6/30/82                 11057              10293                12647
9/30/82                 12961              12247                12764
12/31/82                14340              13221                12725
3/31/83                 15849              15406                12764
6/30/83                 16103              15513                12973
9/30/83                 16460              15995                13129
12/31/83                16872              18289                13207
3/31/84                 17158              16311                13377
6/30/84                 16775              15697                13520
9/30/84                 17794              17245                13690
12/31/84                18592              17745                13729
3/31/85                 19488              18916                13872
6/30/85                 21119              20004                14029
9/30/85                 21654              20574                14120
12/31/85                22880              21765                14250
3/31/86                 24415              23578                14185
6/30/86                 25614              24587                14276
9/30/86                 25789              24740                14368
12/31/86                27058              25270                14407
3/31/87                 29238              28995                14615
6/30/87                 29064              26777                14798
9/30/87                 28891              26208                14993
12/31/87                29498              26428                15046
3/31/88                 31640              28359                15189
6/30/88                 32510              29420                15385
9/30/88                 33000              30100                15619
12/31/88                33750              30086                15711
3/31/89                 34394              31474                15945
6/30/89                 35494              32619                16180
9/30/89                 34951              31550                16297
12/31/89                33364              30352                16441
3/31/90                 32069              28801                16780
6/30/90                 34137              30221                16936
9/30/90                 30119              27388                17301
12/31/90                29034              27749                17445
3/31/91                 35828              33833                17601
6/30/91                 38146              35590                17731
9/30/91                 41206              37774                17888
12/31/91                42634              39729                17979
3/31/92                 46977              42861                18162
6/30/92                 48218              44577                18279
9/30/92                 49431              46671                18422
12/31/92                49917              47348                18501
3/31/93                 53011              50546                18722
6/30/93                 55645              53229                18827
9/30/93                 56313              54731                18918
12/31/93                60046              56841                19009
3/31/94                 58794              54744                19192
6/30/94                 58469              53525                19296
9/30/94                 58929              54148                19478
12/31/94                59012              54498                19518
3/31/95                 62016              58887                19739
6/30/95                 65004              64087                19883
9/30/95                 67236              68636                19974
12/31/95                69313              70490                20013
3/31/96                 71101              70048                20300
6/30/96                 72262              70020                20430
9/30/96                 75978              72252                20574
12/31/96                78656              76032                20678
3/31/97                 78565              76153                20860
6/30/97                 82770              81217                20900
9/30/97                 86373              85854                21017
12/31/97                87707              88510                21030
3/31/98                 90958              93097                21147
6/30/98                 91607              95273                21252
9/30/98                 85550              92762                21304

[LINE GRAPH]
KEMPER HIGH YIELD FUND CLASS B

-------------------------------------------------------------------------------
                                     SALOMON BROTHERS
                  KEMPER HIGH YIELD  LONG-TERM HIGH
                   FUND CLASS B(1)   YIELD BOND INDEX+  CONSUMER PRICE INDEX++
-------------------------------------------------------------------------------
5/31/94                10000.00          10000.00              10000.00
6/30/94                10107.60           9978.00              10034.00
10/3/94                10026.00          10084.00              10129.00
12/31/94               10064.60          10160.00              10148.00
3/31/95                10450.30          10880.00              10264.00
6/30/95                10899.20          11947.00              10339.00
9/29/95                11295.60          12422.00              10386.00
12/31/95               11640.00          13141.00              10407.00
3/29/96                11836.20          13058.00              10556.00
6/28/96                12001.10          13053.00              10624.00
9/30/96                12530.90          13469.00              10698.00
12/31/96               13094.50          14174.00              10753.00
2/28/97                13224.10          14196.00              10847.00
6/30/97                13730.10          15140.00              10868.00
9/24/97                14212.60          16005.00              10929.00
12/31/97               14468.70          16698.00              10936.00
3/25/98                14873.60          17355.00              10997.00
6/24/98                15012.50          17761.00              11051.00
9/30/98                13827             17293.00              11078.00

[LINE GRAPH]
KEMPER HIGH YIELD FUND CLASS C

-------------------------------------------------------------------------------
                                     SALOMON BROTHERS
                  KEMPER HIGH YIELD  LONG-TERM HIGH
                   FUND CLASS C(1)   YIELD BOND INDEX+  CONSUMER PRICE INDEX++
-------------------------------------------------------------------------------
5/31/94                    10000           10000                 10000
                            9971            9978                 10034
                           10027           10084                 10129
                           10032           10160                 10149
                           10506           10880                 10264
                           10989           11947                 10339
                           11343           12422                 10386
                           11677           13141                 10407
                           11947           13058                 10556
                           12131           13053                 10624
                           12711           13469                 10698
12/31/96                   13139           14174                 10753
                           13106           14196                 10847
                           13762           15140                 10868
                           14347           16005                 10929
12/31/97                   14522           16698                 10936
                           15046           17355                 10997
                           15122           17761                 11051
9/30/98                    14076           17293                 11078

   PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

  *AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN
   OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES CHARGE ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. WHEN REVIEWING THE PERFORMANCE CHART, PLEASE NOTE THAT THE INCEPTION DATE FOR THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX IS JANUARY 1, 1980. AS A RESULT, WE ARE NOT ABLE TO ILLUSTRATE THE LIFE OF CLASS PERFORMANCE (SINCE JANUARY 1,
   1978) FOR THE KEMPER HIGH YIELD FUND CLASS A SHARES. IN COMPARING THE PERFORMANCE OF THE FUND TO THAT OF THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDICES.

   THE FUND MAY INVEST IN LOWER-RATED AND NON-RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGH-RATED SECURITIES.

  +THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX IS ON A TOTAL RETURN
   BASIS WITH ALL DIVIDENDS REINVESTED AND IS COMPRISED OF HIGH YIELD BONDS WITH A PAR VALUE OF $50 MILLION OR HIGHER AND A REMAINING MATURITY OF TEN YEARS OR LONGER RATED BB+ OR LOWER BY STANDARD & POOR'S CORPORATION OR BA1 OR LOWER BY MOODY'S INVESTORS SERVICE, INC. THIS INDEX IS UNMANAGED. SOURCE IS SALOMON BROTHERS INC.

 ++THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
   THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERSDATA.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD FUND


          PORTFOLIO COMPOSITION*        ON 9/30/98              ON 9/30/97
------------------------------------------------------------------------------------------------------
    BONDS                                   93%                     93%
------------------------------------------------------------------------------------------------------

    CASH EQUIVALENTS                         3                       3
------------------------------------------------------------------------------------------------------

    PREFERRED AND COMMON STOCK               2                       2
------------------------------------------------------------------------------------------------------

    U.S. TREASURIES                          2                       2
------------------------------------------------------------------------------------------------------
                                           100%                    100%


                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/98              ON 9/30/97

YEARS TO MATURITY

------------------------------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
------------------------------------------------------------------------------------------------------
    CASH EQUIVALENTS                         3%                      3%
------------------------------------------------------------------------------------------------------

    1-10 YEARS                              90                      87
------------------------------------------------------------------------------------------------------

    11-20 YEARS                              5                       8
------------------------------------------------------------------------------------------------------

    OVER 21 YEARS                            2                       2
------------------------------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/98              ON 9/30/97


QUALITY

------------------------------------------------------------------------------------------------------
                                        ON 9/30/98              ON 9/30/97
------------------------------------------------------------------------------------------------------
    AAA                                      2%                      2%
------------------------------------------------------------------------------------------------------

    BBB                                     --                       2
------------------------------------------------------------------------------------------------------

    BB                                      11                      15
------------------------------------------------------------------------------------------------------

    B                                       74                      75
------------------------------------------------------------------------------------------------------

    OTHER                                   11                       6
------------------------------------------------------------------------------------------------------

    NOT RATED                                2                      --
------------------------------------------------------------------------------------------------------
                                           100%                    100%

                                        [PIE CHART]             [PIE CHART]
                                        ON 9/30/98              ON 9/30/97

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PERFORMANCE UPDATE


--------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR THE PERIODS ENDED SEPTEMBER 30, 1998 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                                                 LIFE OF CLASS
--------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS A                       -3.96%      (since 10/01/97)
--------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS B                       -3.93%      (since 10/01/97)
--------------------------------------------------------------------------------------------------
    KEMPER HIGH YIELD OPPORTUNITY FUND CLASS C                       -1.11%      (since 10/01/97)
--------------------------------------------------------------------------------------------------

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS A
--------------------------------------------------------------------------------




                                        SALOMON
                                       BROTHERS
                          KEMPER       LONG-TERM
                        HIGH YIELD    HIGH-YIELD     CONSUMER
                        FUND CLASS       BOND          PRICE
                           A(1)         INDEX+         INDEX++
10/1/97                    10000         10000         10000
12/31/97                    9758         10694         10006
6/30/98                    10393         11381         10112
9/30/98                     9574         11081         10136

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS B
--------------------------------------------------------------------------------

                                        SALOMON
                                       BROTHERS
                          KEMPER       LONG-TERM
                        HIGH YIELD    HIGH-YIELD     CONSUMER
                        FUND CLASS       BOND          PRICE
                           A(1)         INDEX+         INDEX++
10/1/97                   10000         10000          10000
12/31/97                  10240         10694          10006
6/30/98                   10825         11381          10112
9/30/98                    9607         11081          10136

                                  [LINE GRAPH]
--------------------------------------------------------------------------------
KEMPER HIGH YIELD OPPORTUNITY FUND CLASS C
--------------------------------------------------------------------------------

                                        SALOMON
                                       BROTHERS
                          KEMPER       LONG-TERM
                        HIGH YIELD    HIGH-YIELD     CONSUMER
                        FUND CLASS       BOND          PRICE
                           A(1)         INDEX+         INDEX++
10/1/97                    10000         10000         10000
12/31/97                   10241         10694         10006
6/30/98                    10859         11381         10112
9/30/98                     9982         11081         10136

   PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

* AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS OVER THE PERIODS SPECIFIED, ASSUMING REINVESTMENT OF DIVIDENDS AND, WHERE INDICATED, ADJUSTMENT FOR THE MAXIMUM SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A SHARES IS 4.5%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 4%. CLASS C SHARES HAVE NO SALES CHARGE ADJUSTMENT, BUT REDEMPTIONS WITHIN ONE YEAR OF PURCHASE MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1%. SHARE CLASSES INVEST IN THE SAME UNDERLYING PORTFOLIO. AVERAGE ANNUAL RETURN REFLECTS ANNUALIZED CHANGE WHILE TOTAL RETURN REFLECTS AGGREGATE CHANGE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

(1)PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CONTINGENT DEFERRED SALES CHARGE IN EFFECT AT THE END OF THE PERIOD FOR CLASS B SHARES. IN COMPARING THE PERFORMANCE OF THE FUND TO THAT OF THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE MAXIMUM SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDICES.

   THE FUND MAY INVEST IN LOWER-RATED AND NON-RATED SECURITIES WHICH PRESENT GREATER RISK OF LOSS TO PRINCIPAL AND INTEREST THAN HIGH-RATED SECURITIES.

+ THE SALOMON BROTHERS LONG-TERM HIGH YIELD BOND INDEX IS ON A TOTAL RETURN BASIS WITH ALL DIVIDENDS REINVESTED AND IS COMPRISED OF HIGH YIELD BONDS WITH A PAR VALUE OF $50 MILLION OR HIGHER AND A REMAINING MATURITY OF TEN YEARS OR LONGER RATED BB+ OR LOWER BY STANDARD & POOR'S CORPORATION OR BA1 OR LOWER BY MOODY'S INVESTORS SERVICE, INC. THIS INDEX IS UNMANAGED. SOURCE IS SALOMON BROTHERS INC.

++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN
   THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. IT IS GENERALLY CONSIDERED TO BE A MEASURE OF INFLATION. SOURCE IS TOWERSDATA.

PORTFOLIO STATISTICS

KEMPER HIGH YIELD OPPORTUNITY FUND

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION*                                          ON 9/30/98
--------------------------------------------------------------------------------
    BONDS                                                           96%
--------------------------------------------------------------------------------
    CASH EQUIVALENTS                                                 4
--------------------------------------------------------------------------------
                                                                   100%

                                  [PIE CHART]
                                   ON 9/30/98

--------------------------------------------------------------------------------
YEARS TO MATURITY                                               ON 9/30/98

    1-10 YEARS                                                      91%
--------------------------------------------------------------------------------
    11-20 YEARS                                                      7
--------------------------------------------------------------------------------
    OVER 21 YEARS                                                    2
--------------------------------------------------------------------------------
                                                                   100%

                                  [PIE CHART]
                                   ON 9/30/98

QUALITY

--------------------------------------------------------------------------------
                                                                 ON 9/30/98
--------------------------------------------------------------------------------
    BB                                                               9%
--------------------------------------------------------------------------------
    B                                                               74
--------------------------------------------------------------------------------
    OTHER                                                           16
--------------------------------------------------------------------------------
    NOT RATED                                                        1
--------------------------------------------------------------------------------
                                                                   100%

                                  [PIE CHART]
                                   ON 9/30/98

* PORTFOLIO COMPOSITION AND HOLDINGS ARE SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS


KEMPER HIGH YIELD FUND


PORTFOLIO OF INVESTMENTS AT SEPTEMBER 30, 1998

(DOLLARS IN THOUSANDS)

-------------------------------------------------------------------------------------------------------------------------
        GOVERNMENT OBLIGATIONS--1.7%                                                    PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT                        U.S. Treasury bonds, 15.75%, 2001
    OBLIGATIONS                            (Cost: $79,205)                                  $  60,000        $   79,67%
-------------------------------------------------------------------------------------------------------------------------
        CORPORATE OBLIGATIONS--93.3%
-------------------------------------------------------------------------------------------------------------------------
    AEROSPACE--.4%                         DeCrane Aircraft Holdings, Inc., 12.00%,
                                             2008                                              12,030            12,090
                                           L-3 Communication Corp., 10.375%, 2007               7,220             7,906
                                           ------------------------------------------------------------------------------
                                                                                                                 19,996
-------------------------------------------------------------------------------------------------------------------------
    BROADCASTING, CABLESYSTEMS             Affinity Group, Inc., 11.50%, 2003                  23,411            24,230
    AND PUBLISHING--15.4%                  American Banknote Corp.,
                                             11.25%, with warrants, 2007                       16,850            13,185
                                        (b)American Lawyer, 12.25%, 2008                        2,940             1,793
                                           American Radio Systems, 9.00%, 2006                 18,490            19,784
                                     (a)(b)Australis Holdings, 15.00%, with
                                             warrants, 2002                                    49,213             3,445
                                           Australis Media, Ltd., 14.00%, 2000                  4,779             3,345
                                           Big Flower Press, Inc., 8.875%, 2007                33,580            32,908
                                           Busse Broadcasting, 11.625%, 2000                   13,580            14,531
                                           CCA Holdings, 13.00%, 1999                          17,500            27,825
                                           CSC Holdings, Inc.
                                             9.25%, 2005                                       10,220            10,782
                                             7.875%, 2007                                       4,100             4,218
                                             8.125%, 2009                                      15,156            15,649
                                             10.50%, 2016                                      27,375            31,755
                                           Capstar Broadcasting
                                             9.25%, 2007                                       10,170            10,221
                                        (b)  12.75%, 2009                                      16,980            12,905
                                           Century Communications Corp.
                                             9.50%, 2005                                        3,630             3,948
                                             8.375%, 2007                                       8,100             8,282
                                        (b)Charter Communications, 14.00%, 2007                28,040            24,114
                                           Charter Communications, L.P., 11.25%, 2006           8,395             9,193
                                           Comcast Corp., 9.125%, 2006                         34,485            36,813
                                        (b)Comcast UK Cable Partners, Ltd., 11.20%,
                                             2007                                              10,225             8,282
                                        (b)DIVA Systems Corp., 12.625%, 2008                   10,810             3,676
                                        (b)Diamond Cable Communications, PLC,
                                             13.25%, 2004                                      29,130            27,965
                                           EZ Communications, 9.75%, 2005                       8,760             9,373
                                           Falcon Holding Group, L.P.
                                             8.375%, 2010                                      33,545            33,545
                                        (b)  9.285%, 2010                                       2,485             1,702
                                           Frontiervision
                                             11.00%, 2006                                      14,450            16,003
                                        (b)  11.875%, 2007                                     16,839            13,724
                                           Interep National Radio Sales, Inc., 10.00%,
                                             2008                                              12,110            11,807
                                           Intermedia Capital Partners, 11.25%, 2006           20,880            22,968
                                        (b)International Cabletel, Inc., 12.75%,
                                             2005                                              48,940            43,067
                                           Mediacom LLC, 8.50%, 2008                           17,350            17,393
                                           NTL, 10.00%, 2007                                   20,821            20,925
                                        (b)PX Escrow Corp., 9.625%, 2006                       19,840            11,309
                                           Price Communications Corp., 9.125%, 2006            26,770            26,369
                                        (b)Radio Unica Corp., 11.75%, 2006                     17,880             9,655
                                           Rogers Communications, 8.875%, 2007                  8,120             7,998
                                           SFX Entertainment, Inc., 9.125%, 2008               16,220            15,166
                                           Salem Communications Corp., 9.50%, 2007             12,490            12,865

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
                                           Sinclair Broadcasting Group, Inc., 8.75%,
                                             2007                                           $  12,970        $   12,743
                                           Star Choice, 13.00%, with warrants, 2005             3,850             4,079
                                           TeleWest Communications, PLC
                                             9.625%, 2006                                      15,435            15,512
                                        (b)  11.00%, 2007                                      41,443            33,776
                                        (b)Transwestern Holdings, 11.875%, 2008                 5,885             3,678
                                           Transwestern Publishing, 9.625%, 2007               13,220            13,484
                                        (b)21st Century Telecom Group, Inc.,
                                             12.25%, with warrants, 2008                       14,900             7,309
                                        (b)UIH Australia Pacific, Inc.,
                                             14.00%, with warrants, 2006                       14,150             5,731
                                        (b)United International Holdings, 10.75%,
                                             2008                                              32,500            15,438
                                           ------------------------------------------------------------------------------
                                                                                                                734,468
---------------------------------------------------------------------------------------------------------------------------
    BUSINESS SERVICES--2.0%                Allied Waste Industries
                                             10.25%, 2006                                      12,970            14,105
                                        (b)  11.30%, 2007                                      26,805            19,769
                                           Intertek Finance, 10.25%, 2006                      13,190            12,464
                                           Outdoor Systems, Inc.
                                             9.375%, 2006                                      32,270            33,884
                                             8.875%, 2007                                      15,520            16,063
                                           ------------------------------------------------------------------------------
                                                                                                                 96,285
---------------------------------------------------------------------------------------------------------------------------
    CHEMICALS AND                          Agriculture, Mining and Chemicals, Inc.,
    AGRICULTURE--4.1%                        10.75%, 2003                                      19,230            19,807
                                           Atlantis Group, Inc., 11.00%, 2003                  25,355            25,799
                                           Hines Horticulture, 11.75%, 2005                     9,392             9,674
                                           Huntsman Package, 11.75%, 2004                      31,845            33,517
                                           NL Industries, Inc.
                                             11.75%, 2003                                      38,877            41,598
                                        (b)  13.00%, 2005                                      21,370            22,492
                                           Terra Industries, Inc., 10.50%, 2005                12,520            12,833
                                           Texas Petrochemicals, 11.125%, 2006                 19,610            18,237
                                           UCC Investors Holdings, Inc., 10.50%, 2002          10,480            11,895
                                           ------------------------------------------------------------------------------
                                                                                                                195,852
---------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--17.8%                  Allegiance Telecom, Inc.
                                        (b)  11.75%, 2008                                      16,310             7,503
                                             12.875%, 2008                                     12,110            11,505
                                           American Cellular Corp., 10.50%, 2008               18,100            17,467
                                           Birch Telecom, 14.00%, 2008                          8,000             7,040
                                        (b)Call-Net Enterprises, Inc.
                                             13.25%, 2004                                       7,240             6,878
                                             9.27%, 2007                                       10,990             7,116
                                             8.94%, 2008                                       16,230             9,413
                                           Comcast Cellular Holdings, Inc., 9.50%,
                                             2007                                               3,950             4,049
                                        (b)Communications Cellular,
                                             13.125%, with warrants, 2003                      33,190            23,926
                                        (b)Crown Castle International Corp.,
                                             10.625%, 2007                                     31,730            19,673
                                           Dobson Communication Corp., 11.75%, 2007            24,500            24,500
                                           Econophone, Inc.
                                             13.50%, with warrants, 2007                       26,655            28,462
                                        (b)  11.00%, 2008                                       7,880             3,940
                                           Esprit Telecom
                                             11.50%, 2007                                      21,190            19,760
                                             10.875%, 2008                                     10,060             9,054
                                        (b)Focal Communications Corp., 12.125%,
                                             2008                                               4,110             2,055
                                           GCI General Communication, 9.75%, 2007              15,970            14,692

PORTFOLIO OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------
(DOLLARS IN THOUSANDS)                                                                      PRINCIPAL
                                                                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------
                                        (b)ICG Holdings, 13.50%, 2005                       $  76,685        $   59,814
                                        (b)IPC Information Systems, 10.875%, 2008              23,140            14,636
                                           Impsat, S.A., 12.375%, 2008                         28,490            18,803
                                           Intermedia Communications of Florida, Inc.
                                        (b)  12.50%, 2006                                      21,350            17,187
                                             8.875%, with warrants, 2007                        8,115             9,827
                                        (b)  11.25%, 2007                                      27,170            19,427
                                        (b)KMC Telecom Holdings, Inc.,
                                             12.50%, with warrants, 2008                       23,900            11,305
                                           Level 3 Communications, 9.125%, 2008                16,800            15,708
                                           Long Distance International, 12.25%, 2008           16,300            14,344
                                           MGC Communications,
                                             13.00%, with warrants, 2004                       18,116            14,846
                                           McLeod, Inc.
                                           9.25%, 2007                                         16,065            16,426
                                        (b)  10.50%, 2007                                      31,530            22,623
                                           Metronet Communications
                                        (b)  10.75%, 2007                                       8,460             5,034
                                           12.00%, with warrants, 2007                          8,280             8,967
                                        (b)  9.95%, 2008                                       28,850            15,868
                                        (b)Millicom International Cellular, S.A.,
                                             13.50%, 2006                                      35,740            22,427
                                           Netia Holdings
                                             10.25%, 2007                                       3,220             2,447
                                        (b)  11.25%, 2007                                      10,805             4,430
                                        (b)Nextel Communications
                                             9.75%, 2007                                        4,810             2,910
                                             10.65%, 2007                                      16,835            10,606
                                             9.95%, 2008                                       14,890             8,822
                                           Nextlink Communications
                                             12.50%, 2006                                      27,230            29,272
                                             9.00%, 2008                                       19,630            19,041
                                        (b)PTC International Finance, B.V., 10.75%,
                                             2007                                              21,080            12,121
                                        (b)Pinnacle Holdings, 10.00%, 2008                     24,700            12,906
                                           Primus Telecommunications Group,
                                             11.75%, with warrants, 2004                       15,370            14,884
                                           PSINet, Inc., 10.00%, 2005                          13,900            13,900
                                           RCN Corp.
                                             10.00%, 2007                                      10,390             9,715
                                        (b)  11.00%, 2008                                      10,980             5,600
                                           Rogers Cantel
                                             9.375%, 2008                                       6,660             6,793
                                             9.75%, 2016                                       28,795            28,867
                                        (b)SBA Communication, 12.00%, 2008                     32,000            16,000
                                           Satelites Mexicanos, S.A. de C.V.,
                                             10.125%, 2004                                      2,500             1,700
                                           (b)Spectrasite Holdings, Inc., 12.00%, 2008         21,650            10,392
                                           Teligent, Inc.
                                             11.50%, 2007                                      12,100             9,347
                                        (b)  11.50%, 2008                                      14,650             5,567
                                        (b)Triton Communications, 11.00%, 2008                 27,440            12,348
                                           USA Mobile Communications, Inc. II,
                                             14.00%, 2004                                      15,635            16,573
                                           US Xchange, LLC., 15.00%, 2008                      13,830            13,830
                                           Vanguard Cellular Systems, 9.375%, 2006             18,630            18,630
                                           Versatel Telecom, 13.25%, with warrants,
                                             2008                                              11,330            10,877
                                           Viatel, Inc.
                                             11.25%, 2008                                      11,410            10,725
                                        (b)  12.50%, 2008                                      23,300            11,883

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
                                                                                            PRINCIPAL
                                                                                               AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------
                                           Winstar Communication, 15.00%, 2007              $   8,760        $    8,585
                                           Winstar Equipment, 12.50%, 2004                     20,840            18,964
                                           -----------------------------------------------------------------------------
                                                                                                                852,010
------------------------------------------------------------------------------------------------------------------------
    CONSTRUCTION                           Airxcel, 11.00%, 2007                               16,090            14,964
    MATERIALS--3.7%                        American Standard, Inc., 9.25%, 2016                15,517            15,866
                                        (b)Building Materials Corporation of
                                             America, 11.75%, 2004                             27,880            27,880
                                           Congoleum Corp., 8.625%, 2008                       13,010            12,457
                                           Desa International, 9.875%, 2007                    16,490            14,016
                                           Falcon Building Products, Inc., 9.50%, 2007         12,570            11,439
                                           Kevco, 10.375%, 2007                                20,480            19,456
                                           Nortek, Inc.
                                             9.875%, 2004                                       4,855             4,843
                                             9.125%, 2007                                      15,600            15,366
                                             8.875%, 2008                                       6,430             6,205
                                           Terex Corp., 8.875%, 2008                           19,540            18,123
                                        (b)Waxman Industries, Inc.,
                                             12.75%, with warrants, 2004                        6,510             5,123
                                           Werner Holdings, 10.00%, 2007                       11,430            10,858
                                           -----------------------------------------------------------------------------
                                                                                                                176,596
------------------------------------------------------------------------------------------------------------------------
    CONSUMER PRODUCTS AND                  AMF Bowling World
    SERVICES--10.7%                          10.875%, 2006                                     35,217            30,551
                                        (b)  12.25%, 2006                                      16,911            10,273
                                           Avondale Mills, 10.25%, 2006                        24,151            24,996
                                           CEX Holdings, Inc., 9.625%, 2008                     8,880             8,436
                                           Cinemark USA, Inc.
                                             8.50%, 2008                                       18,860            18,106
                                             9.625%, 2008                                      15,450            15,759
                                           Clearview Cinema Group, Inc., 10.875%, 2008         12,180            12,850
                                           Coinmach Corp., 11.75%, 2005                        57,281            59,286
                                           Doskocil Manufacturing Co., 10.125%, 2007           14,680            13,652
                                           Dyersburg Corp., 9.75%, 2007                        18,155            14,887
                                           Grupo Azucarero Mexico, S.A. de C.V.,
                                             11.50%, 2005                                       9,010             2,523
                                           HMH Properties, 7.875%, 2008                        35,170            34,730
                                           Hedstrom Corp., 10.00%, 2007                        11,280            10,716
                                           Herff Jones, Inc., 11.00%, 2005                     20,810            22,371
                                           Imperial Home Decor Group, Inc.,
                                             11.00%, 2008                                      24,570            22,113
                                           Kinder-Care Learning Centers, 9.50%, 2009           36,550            34,997
                                           La Petite Academy, Inc., 10.00%, 2008                7,990             7,730
                                           Loews Cineplex Entertainment Corp., 8.875%,
                                             2008                                               9,720             9,574
                                           Mastellone Hermonos, 11.75%, 2008                   17,440            11,336
                                           NBTY Inc., 8.625%, 2007                             10,380            10,043
                                           Nine West Group, 9.00%, 2007                         8,300             7,055
                                           Perkins Finance, L.P., 10.125%, 2007                 8,820             8,820
                                           Pillowtex Corp., 9.00%, 2007                         6,450             6,321
                                           Purina Mills, Inc., 9.00%, 2010                     17,500            17,150
                                        (b)Restaurant Co., 11.25%, 2008                        17,460             8,032
                                        (b)Sealy Mattress, 10.875%, 2007                       13,020             8,138
                                           Six Flags Theme Park, 12.25%, 2005                  40,465            43,702
                                        (b)Spin Cycle, 12.75%, 2005                            26,295            13,673
                                           United Artists Theatre Co., 9.75%, 2008             24,785            23,050
                                           -----------------------------------------------------------------------------
                                                                                                                510,870



PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT       VALUE
-------------------------------------------------------------------------------------------------------------------------
    DRUGS AND HEALTH CARE--3.4%            Abbey Healthcare Group, Inc., 9.50%, 2002        $  18,190        $   16,917
                                        (b)ALARIS Medical Systems, Inc., 11.25%,
                                             2008                                              13,730             5,904
                                           Dade International, Inc., 11.125%, 2006             27,400            29,318
                                           Magellan Health Services, 9.00%, 2008               40,640            34,747
                                        (b)Mariner Post-Acute Network, Inc.,
                                             10.50%, 2007                                      58,210            32,306
                                           Mediq, Inc., 11.00%, 2008                           12,140            11,412
                                           Paracelsus Healthcare, 10.00%, 2006                 11,860            10,970
                                           Vencor, 9.875%, 2005                                23,660            18,455
                                           --------------------------------------------------------------------------------
                                                                                                                160,029
---------------------------------------------------------------------------------------------------------------------------
    ENERGY AND RELATED                     Bellweather Exploration Co., 10.875%, 2007          16,310            15,658
    SERVICES--5.4%                         Benton Oil & Gas Co.
                                             11.625%, 2003                                     22,385            19,475
                                             9.375%, 2007                                       1,850             1,332
                                           Chesapeake Energy Corp., 9.125%, 2006                  300               255
                                           Clark Refining, 8.875%, 2007                         1,160             1,003
                                           Continental Resources, Inc., 10.25%, 2008           16,320            13,546
                                           Dailey International, 9.50%, 2008                    2,280             1,482
                                           Denbury Management, 9.00%, 2008                     15,110            12,541
                                           Flores & Rucks, Inc., 9.75%, 2006                   13,725            14,240
                                           Forcenergy Gas Exploration
                                             9.50%, 2006                                       17,480            13,023
                                             8.50%, 2007                                        7,170             5,162
                                           GulfMark Offshore, Inc., 8.75%, 2008                 9,100             8,372
                                           Mariner Energy, 10.50%, 2006                        16,720            15,466
                                           Michael Petroleum Corp., 11.50%, 2005                2,040             1,754
                                           Ocean Energy, 10.375%, 2005                         21,825            22,971
                                           Pacalta Resources, Ltd., 10.75%, 2004               26,305            23,675
                                           Parker Drilling Corp., 9.75%, 2006                  24,050            22,066
                                           Pen Holdings, Inc., 9.875%, 2008                    14,980            14,231
                                           Prestolite Electric, 9.625%, 2008                   12,360            11,618
                                           RAM Energy, 11.50%, 2008                             8,250             6,847
                                           Rutherford-Moran Oil Corp., 10.75%, 2004             9,120             8,208
                                           Seven Seas Petroleum, Inc., 12.50%, 2005             8,000             6,520
                                           Stone Energy Corp., 8.75%, 2007                     18,880            18,125
                                           --------------------------------------------------------------------------------
                                                                                                                257,570
---------------------------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES,                    Beazer Homes, 8.875%, 2008                           9,800             9,065
    HOME BUILDERS AND                      Corporate Express, Inc., 4.50%, 2000                18,820            17,079
    REAL ESTATE--2.8%                      Del Webb Corp.
                                             9.75%, 2008                                       20,870            20,453
                                             9.375%, 2009                                      10,060             9,658
                                           Forecast Group, L.P., 11.375%, 2000                 14,620            14,108
                                           Fortress Group, 13.75%, 2003                        14,080            14,502
                                           Hovnanian Enterprises, 11.25%, 2002                 30,257            30,181
                                           Ryland Group, Inc., 8.25%, 2008                     22,030            20,653
                                           --------------------------------------------------------------------------------
                                                                                                                135,699
---------------------------------------------------------------------------------------------------------------------------
    HOTELS AND GAMING--2.0%                Eldorado Resorts, 10.50%, 2006                      17,981            18,700
                                           Empress River Casino, 10.75%, 2002                  21,493            23,105
                                           Hard Rock Hotel, 9.25%, 2005                         6,120             6,059
                                           Harvey's Casino Resorts, 10.625%, 2006              14,770            15,656
                                           Players International, 10.875%, 2005                14,105            14,881
                                           Rio Hotel & Casino, Inc., 9.50%, 2007                7,290             7,946


PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
                                           Station Casinos, Inc., 9.625%, 2003              $   3,750        $    3,675
                                           Trump Atlantic City, 11.25%, 2006                    5,690             4,694
                                           --------------------------------------------------------------------------------
                                                                                                                 94,716
---------------------------------------------------------------------------------------------------------------------------
    MANUFACTURING, METALS                  Accuride, 9.25%, 2008                               15,845            15,053
    AND MINING--10.8%                      Aftermarket Technology, 12.00%, 2004                16,624            17,663
                                           Alvey Systems, 11.375%, 2003                         8,105             8,267
                                           Bar Technologies, 13.50%, with warrants,
                                             2001                                              16,335            17,994
                                           Collins & Aikman Corp., 11.50%, 2006                15,030            15,744
                                           Day International Group, Inc., 11.125%,
                                             2005                                              22,045            23,478
                                           Delco Remy International, 10.625%, 2006             26,115            26,833
                                           E-P Acquisition, Inc., 9.375%, 2008                  3,200             2,912
                                           Earle M. Jorgensen Co., 9.50%, 2005                  5,700             5,301
                                           Euramax International, PLC, 11.25%, 2006            23,595            23,359
                                           Foamex, L.P.
                                             13.50%, with warrants, 2005                       19,500            22,757
                                             9.875%, 2007                                       2,900             3,117
                                           GS Technologies
                                             12.00%, 2004                                       5,875             5,067
                                             12.25%, 2005                                       8,970             7,602
                                        (b)Grove Holdings LLC, 11.625%, 2009                    4,070             1,628
                                           Grove Investors, PIK, 14.50%, 2010                   8,296             7,052
                                           Grove Worldwide LLC, 9.25%, 2008                     4,080             3,550
                                           Hayes Wheels International, Inc., 11.00%,
                                             2006                                              23,070            25,262
                                           JPS Automotive Products Corp., 11.125%,
                                             2001                                              27,270            29,452
                                           Jackson Products, Inc., 9.50%, 2005                 10,130             9,624
                                           Knoll, Inc., 10.875%, 2006                          21,384            23,309
                                           MMI Products, Inc., 11.25%, 2007                    15,240            16,688
                                           Metal Management, Inc., 10.00%, 2008                12,070             7,845
                                           Metal USA, 8.625%, 2008                             18,160            15,799
                                           Motors and Gears, Inc., 10.75%, 2006                17,250            16,905
                                           NSM Steel
                                             12.00%, 2006                                      19,840            10,850
                                             12.25%, with warrants, 2008                       21,550             8,620
                                           Neenah Corp., 11.125%, 2007                         18,840            19,075
                                           Park-Ohio Industries, 9.25%, 2007                    8,600             8,557
                                           Renco Metals, 11.50%, 2003                          14,945            14,795
                                           Renco Steel Holdings, 10.875%, 2005                 21,130            17,855
                                           Scovill Fasteners, 11.25%, 2007                     11,020             9,918
                                           Spinnaker Industries, 10.75%, 2006                  23,070            20,071
                                           Venture Holdings, 9.50%, 2005                       18,100            17,557
                                           Wells Aluminum Corp., 10.125%, 2005                 20,506            19,686
                                           Wheeling-Pittsburgh Corp., 9.25%, 2007              19,740            18,457
                                           --------------------------------------------------------------------------------
                                                                                                                517,702
---------------------------------------------------------------------------------------------------------------------------
    PAPER, FOREST PRODUCTS                 AEP Industries, Inc., 9.875%, 2007                   7,180             6,893
    AND CONTAINERS--6.8%                   BPC Holding Corp., 12.50%, 2006                     12,240            12,485
                                           Berry Plastics Corp., 12.25%, 2004                  20,499            21,114
                                           Doman Industry
                                             8.75%, 2004                                        3,210             2,247
                                             9.25%, 2007                                       15,860            10,943
                                           Fonda Group, 9.50%, 2007                            11,730            10,557
                                           Gaylord Container Corp.
                                             9.75%, 2007                                       11,280             9,137
                                             9.875%, 2008                                      32,950            16,475
                                           Graham Packaging Co.
                                             8.75%, 2008                                        8,730             8,381
                                        (b)  10.75%, 2009                                       7,840             4,665

PORTFOLIO OF INVESTMENTS


(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------------------------------------------------
                                           IMPAC Group, Inc., 10.125%, 2008                 $  15,890        $   15,215
                                           Millar Western Forest Products Ltd.,
                                             9.875%, 2008                                      17,280            11,232
                                           National Fiberstock Corp., 11.625%, 2002            12,960            13,349
                                           Norampac, 9.50%, 2008                               21,320            20,947
                                           Pindo Deli Finance Mauritius, Ltd., 10.75%,
                                             2007                                                 810               324
                                           Plainwell, Inc., 11.00%, 2008                       18,120            16,127
                                           Printpack, Inc.
                                             9.875%, 2004                                       8,440             8,440
                                             10.625%, 2006                                     22,640            22,640
                                           Repap Enterprises, Inc., 9.00%, 2004                 8,080             7,312
                                           Riverwood International
                                             10.25%, 2006                                      21,430            19,662
                                             10.625%, 2007                                     21,821            20,239
                                             10.875%, 2008                                     24,670            20,229
                                        (b)SF Holdings Group, Inc., 12.75%, 2008               13,450             5,918
                                           Stone Container Corp., 11.50%, 2006                 10,130             9,218
                                           Tjiwi Kimia Finance Mauritius, Ltd.,
                                             10.00%, 2004                                         890               383
                                           U.S. Can Corp., 10.125%, 2006                       31,079            31,467
                                           --------------------------------------------------------------------------------
                                                                                                                325,599
---------------------------------------------------------------------------------------------------------------------------
    RETAILING--6.1%                        AFC Enterprises, Inc., 10.25%, 2007                 18,950            19,187
                                           Advantica Restaurant Co., 11.25%, 2008              37,725            35,838
                                           Ameriking, 10.75%, 2006                             15,635            15,635
                                           Cole National Group
                                             9.875%, 2006                                       5,240             5,476
                                             8.625%, 2007                                      18,890            18,512
                                        (a)Color Tile, Inc., 10.75%, 2001                      20,480               205
                                           Finlay Enterprises, Inc., 9.00%, 2008                6,450             5,773
                                           Finlay Fine Jewelry Corp., 8.375%, 2008             13,100            11,986
                                           Galey & Lord, 9.125% 2008                           14,210            12,398
                                           Guitar Center Management, 11.00%, 2006              15,050            15,803
                                           Iron Age Holdings, Corp.
                                             9.875%, 2008                                       8,160             7,099
                                        (b)  12.125%, 2009                                      7,350             3,602
                                           J. Crew Group
                                             10.375%, 2007                                     16,450            13,160
                                        (b)  13.125%, 2008                                     27,633            10,777
                                           Jafra Cosmetics International, Inc.,
                                             11.75%, 2008                                      19,830            17,649
                                           Krystal Co., 10.25%, 2007                           10,740            10,633
                                           NE Restaurant Co., Inc., 10.75%, 2008                8,820             8,599
                                           Pamida Holdings, 11.75%, 2003                       12,995            12,605
                                           Petro Stopping Centers, 10.50%, 2007                25,150            24,395
                                           Phillips-Van Heusen Corp., 9.50%, 2008              12,180            11,601
                                           Riddell Sports, Inc., 10.50%, 2007                  15,606            14,670
                                           TravelCenters of America, Inc., 10.25%,
                                             2007                                              16,830            16,325
                                           --------------------------------------------------------------------------------
                                                                                                                291,928
---------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--.9%                        Axiohm Transaction Solutions, Inc.,
                                             9.75%, 2007                                       12,460            11,463
                                           Communication and Power Industry, Inc.,
                                             12.00%, 2005                                       7,975             8,693
                                           MTS Systems Corp., 9.375%, 2005                      8,900             8,055
                                           Viasystems, Inc., 9.75%, 2007                       19,670            16,719
                                           --------------------------------------------------------------------------------
                                                                                                                 44,930


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
                                                                                        PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--1.0%                   Canadian Airlines Corp., 10.00%, 2005            $  11,850        $   10,547
                                           TFM, S.A. de C.V., 10.25%, 2007                     23,470            19,245
                                           Trans World Airlines, Inc., 11.375%, 2006           12,140            10,440
                                        (b)Transtar Holdings, L.P., 13.375%, 2003              10,100             9,141
                                           --------------------------------------------------------------------------------
                                                                                                                 49,373
                                           --------------------------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS
                                           (Cost: $4,811,798)                                                 4,463,623
                                           --------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    COMMON AND PREFERRED                   Benedek Communications Corp., warrants              90,000shs.           180
    STOCK--1.9%                         (a)Capital Pacific Holdings                            54,431                54
                                           Clark USA, Inc., PIK, preferred                     43,781             3,667
                                           Crown American Realty Trust, preferred             354,060            17,504
                                           Dobson Communication, PIK, preferred                10,675             9,928
                                        (a)EchoStar Communications Corp.                      108,723             2,609
                                        (a)Eagle-Picher Holdings, Inc., preferred               1,750             8,050
                                        (a)Empire Gas Corp., warrants                          31,795                16
                                        (a)Gaylord Container Corp.                          1,805,934             5,869
                                        (a)Gulf States Steel, warrants                         29,670                15
                                        (a)Intelcom Group, Inc.                                67,617               811
                                           Nextel, PIK, preferred                              14,860            13,746
                                        (a)SF Holdings Group, Inc.                             42,440                85
                                        (a)SF Holdings Group, Inc., PIK, preferred                420             3,378
                                           Sinclair Capital, preferred                        210,400            21,882
                                           21st Century Telecom Group, Inc., preferred          2,955             2,465
                                           Viatel, Inc., preferred                             17,384               869
                                           --------------------------------------------------------------------------------
                                           TOTAL COMMON AND PREFERRED STOCK--1.9%
                                           (Cost: $92,262)                                                       91,128
                                           --------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    MONEY MARKET                           Yields--5.57% - 6.00%
    INSTRUMENTS--1.6%                      Due--October and November 1998
                                           (Cost: $77,320)                                  $  77,500            77,320
                                           --------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS--98.5%
                                           (Cost: $5,060,585)                                                 4,711,749
                                           --------------------------------------------------------------------------------
                                           CASH AND OTHER ASSETS, LESS LIABILITIES--1.5%                         72,513
                                           --------------------------------------------------------------------------------
                                           NET ASSETS--100%                                                  $4,784,262
                                           --------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

(a) Non-income producing security. In the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

PIK denotes that interest or dividend is paid in kind.

Based on the cost of investments of $5,060,585,000 for federal income tax purposes at September 30, 1998, the gross unrealized appreciation was $67,917,000, the gross unrealized depreciation was $416,753,000 and the net unrealized depreciation on investments was $348,836,000.

See accompanying Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

KEMPER HIGH YIELD OPPORTUNITY FUND
Portfolio of Investments at September 30, 1998
(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
     FOREIGN GOVERNMENT OBLIGATIONS--.1%                                                   PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
                                           United Mexican States, 8.625%, 2008
                                           (Cost: $35)                                          $    35         $    30
                                           ------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
        CORPORATE OBLIGATIONS--98.4%
---------------------------------------------------------------------------------------------------------------------------
    AEROSPACE--.4%
                                           DeCrane Aircraft Holdings, Inc., 12.00%, 2008            100             100
                                           ------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    BROADCASTING, CABLESYSTEMS             American Banknote Corp.,
    AND PUBLISHING--13.4%                    11.25%, with warrants, 2007                            100              78
                                           Busse Broadcasting, 11.625%, 2000                        100             107
                                           CSC Holding, Inc.
                                             9.25%, 2005                                             10              11
                                             7.875%, 2007                                            10              10
                                             8.125%, 2009                                            54              56
                                             10.50%, 2016                                            60              70
                                           Capstar Broadcasting
                                             9.25%, 2007                                             70              70
                                        (b)12.75%, 2009                                              60              46
                                        (b)Charter Communications, 14.00%, 2007                     130             112
                                           Charter Communications, L.P., 11.25%, 2006               200             219
                                           Comcast Corp., 9.125%, 2006                              100             107
                                        (b)DIVA Systems Corp., 12.625%, 2008                        100              34
                                        (b)Diamond Cable Communications, PLC, 10.75%,
                                             2007                                                   200             137
                                           Falcon Holding Group, L.P.
                                             8.375%, 2010                                           220             220
                                        (b)9.285%, 2010                                              15              10
                                           Frontiervision
                                             11.00%, 2006                                           100             111
                                        (b)11.875%, 2007                                            100              81
                                           Interep National Radio Sales, Inc., 10.00%,
                                             2008                                                   100              97
                                           Mediacom LLC, 8.50%, 2008                                315             316
                                           NTL, 10.00%, 2007                                        114             115
                                        (b)PX Escrow Corp., 9.625%, 2006                            370             211
                                           Price Communications Corp., 9.125%, 2006                 180             177
                                        (b)Radio Unica Corp., 11.75%, 2006                          160              86
                                           SFX Entertainment, Inc., 9.125%, 2008                    250             234
                                           Sinclair Broadcasting Group, Inc., 8.75%, 2007           100              98
                                           Star Choice, 13.00%, with warrants, 2005                  50              50
                                           TeleWest Communications, PLC
                                             9.625%, 2006                                            70              70
                                        (b)11.00%, 2007                                             125             102
                                        (b)Transwestern Holdings, 11.875%, 2008                     560             350
                                           Transwestern Publishing, 9.625%, 2007                     60              61
                                        (b)21st Century Telecom Group, Inc.,                        100              51
                                             12.25%, with warrants, 2008
                                        (b)United International Holdings, 10.75%, 2008              200              95
                                           ------------------------------------------------------------------------------
                                                                                                                  3,592

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
    BUSINESS SERVICES--1.0%                Intertek Finance, 10.25%, 2006                       $   100         $    94
                                           Outdoor Systems, Inc.
                                             9.375%, 2006                                            70              74
                                             8.875%, 2007                                           130             135
                                           ------------------------------------------------------------------------------
                                                                                                                    303
---------------------------------------------------------------------------------------------------------------------------
    CHEMICALS AND                          NL Industries, Inc., 11.75%, 2003                        210             225
    AGRICULTURE--1.6%                      Terra Industries, Inc., 10.50%, 2005                     100             103
                                           Texas Petrochemicals, 11.125%, 2006                      100              93
                                           ------------------------------------------------------------------------------
                                                                                                                    421
---------------------------------------------------------------------------------------------------------------------------
    COMMUNICATIONS--22.7%                  Allegiance Telecom, Inc.
                                        (b)11.75%, 2008                                             200              92
                                             12.875%, 2008                                          100              95
                                           American Cellular Corp., 10.50%, 2008                    300             289
                                           Birch Telecom, 14.00%, 2008                              200             176
                                        (b)Call-Net Enterprises, Inc., 8.94%, 2008                  150              87
                                           Comcast Cellular Holdings, Inc., 9.50%, 2007             110             113
                                        (b)Communications Cellular, 13.125%, 2003                   100              65
                                        (b)Crown Castle International Corp., 10.625%,
                                             2007                                                   375             232
                                           Econophone, Inc.
                                             13.50%, 2007                                            70              72
                                        (b)11.00%, 2008                                             200             100
                                           Esprit Telecom
                                             11.50%, 2007                                           320             298
                                             10.875%, 2008                                          110              99
                                        (b)Focal Communications Corp., 12.125%, 2008                520             260
                                           GCI General Communication, 9.75%, 2007                    30              28
                                        (b)ICG Holdings, 13.50%, 2005                               430             335
                                        (b)IPC Information Systems, 10.875%, 2008                   140              89
                                           Impsat, S.A., 12.375%, 2008                              205             135
                                           Intermedia Communications of Florida, Inc.
                                        (b)  12.50%, 2006                                            10               8
                                             8.875%, 2007                                           175             175
                                        (b)KMC Telecom Holdings, Inc.,
                                             12.50%, with warrants, 2008                            160              76
                                           Level 3 Communications, 9.125%, 2008                     180             168
                                           Long Distance International, 12.25%, 2008                100              88
                                           McLeod, Inc.
                                             9.25%, 2007                                             80              82
                                        (b)  10.50%, 2007                                            30              22
                                        (b)Metronet Communications
                                             10.75%, 2007                                           150              89
                                             9.95%, 2008                                            115              63
                                           Netia Holdings
                                             10.25%, 2007                                            50              38
                                        (b)  11.25%, 2007                                            75              31
                                        (b)Nextel Communications
                                             9.75%, 2004                                             15              14
                                             9.75%, 2007                                            120              73
                                             10.65%, 2007                                            75              47
                                             9.95%, 2008                                             85              50
                                           Nextlink Communications
                                             12.50%, 2006                                            80              86
                                             9.00%, 2008                                            200             194
                                        (b)  9.45%, 2008                                             40              23
                                        (b)PTC International Finance, B.V., 10.75%,
                                             2007                                                   120              69
                                        (b)Pinnacle Holdings, 10.00%, 2008                          200             105
                                           Primus Telecommunications Group, 11.75%, 2004            100              97

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------------------------------------------
                                           PSINet, Inc., 10.00%, 2005                           $   100         $   100
                                           RCN Corp.
                                             10.00%, 2007                                           120             112
                                        (b)11.00%, 2008                                             100              51
                                           Rogers Cantel
                                             9.375%, 2008                                           100             102
                                             9.75%, 2016                                            170             170
                                        (b)SBA Communication, 12.00%, 2008                          200             100
                                           Satelites Mexicanos, S.A. de C.V., 10.125%,
                                             2004                                                   110              75
                                        (b)Spectrasite Holdings, Inc., 12.00%, 2008                 200              96
                                           Teligent, Inc.
                                             11.50%, 2007                                            50              39
                                        (b)11.50%, 2008                                             200              76
                                        (b)Triton Communications, 11.00%, 2008                      400             180
                                           USA Mobile Communications, Inc. II, 14.00%,
                                             2004                                                   110             117
                                           US Xchange, LLC., 15.00%, 2008                           110             110
                                           Versatel Telecom, 13.25%, with warrants, 2008            200             192
                                           Viatel, Inc.
                                             11.25%, 2008                                           250             235
                                        (b)12.50%, 2008                                             130              66
                                           Winstar Communications, 15.00%, 2007                      10              10
                                           Winstar Equipment, 12.50%, 2004                           60              54
                                           ------------------------------------------------------------------------------
                                                                                                                  6,048
---------------------------------------------------------------------------------------------------------------------------
    CONSTRUCTION MATERIALS--6.4%           Airxcel, 11.00%, 2007                                    200             186
                                           American Standard, Inc., 9.25%, 2016                     110             112
                                           Congoleum Corp., 8.625%, 2008                            300             287
                                           Desa International, 9.875%, 2007                         100              85
                                           Falcon Building Products, Inc., 9.50%, 2007              300             273
                                           Kevco, 10.375%, 2007                                     225             214
                                           Nortek, Inc.
                                             9.875%, 2004                                            80              80
                                             8.875%, 2008                                           100              97
                                           Terex Corp., 8.875%, 2008                                100              93
                                           Werner Holdings, 10.00%, 2007                            300             285
                                           ------------------------------------------------------------------------------
                                                                                                                  1,712
---------------------------------------------------------------------------------------------------------------------------
    CONSUMER PRODUCTS AND                  AFC Enterprises, Inc., 10.25%, 2007                      100             101
    SERVICES--11.6%                     (b)AMF Bowling World, 12.25%, 2006                          145              88
                                           Avondale Mills, 10.25%, 2006                              84              87
                                           CEX Holdings, Inc., 9.625%, 2008                         100              95
                                           Cinemark USA, Inc.
                                             8.50%, 2008                                            100              96
                                             9.625%, 2008                                           100             102
                                           Clearview Cinema Group, Inc., 10.875%, 2008              100             106
                                           Doskocil Manufacturing Co., 10.125%, 2007                200             186
                                           Dyersburg Corp., 9.75%, 2007                             100              82
                                           Grupo Azucarero Mexico, S.A. de C.V.,
                                             11.50%, 2005                                            70              20
                                           HMH Properties, 7.875%, 2008                             110             109
                                           Hedstrom Corp., 10.00%, 2007                             100              95
                                           Imperial Home Decor Group, Inc., 11.00%, 2008            300             270
                                           La Petite Academy, Inc., 10.00%, 2008                    200             194
                                           Loews Cineplex Entertainment Corp., 8.875%,
                                             2008                                                   100              98
                                           Mastellone Hermonos, 11.75%, 2008                        110              71
                                           Perkins Finance, L.P., 10.125%, 2007                     150             150
                                           Pillowtex Corp., 9.00%, 2007                             100              98
                                           Purina Mills, Inc., 9.00%, 2010                          200             196

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------
                                        (b)Restaurant Co., 11.25%, 2008                         $   180         $    83
                                        (b)Sealy Mattress, 10.875%, 2007                            470             294
                                        (b)Spin Cycle, 12.75%, 2005                                 350             182
                                           United Artists Theatre Co., 9.75%, 2008                  330             307
                                           ------------------------------------------------------------------------------
                                                                                                                  3,110
---------------------------------------------------------------------------------------------------------------------------
    DRUGS AND HEALTH CARE--3.8%            Abbey Healthcare Group, Inc., 9.50%, 2002                240             223
                                        (b)ALARIS Medical Systems, Inc., 11.25%, 2008               370             159
                                           Magellan Health Services, 9.00%, 2008                    200             171
                                        (b)Mariner Post-Acute Network, Inc., 10.50%,
                                             2007                                                   260             144
                                           Mediq, Inc., 11.00%, 2008                                100              94
                                           Paracelsus Healthcare, 10.00%, 2006                      130             120
                                           Vencor, 9.875%, 2005                                     130             101
                                           ------------------------------------------------------------------------------
                                                                                                                  1,012
---------------------------------------------------------------------------------------------------------------------------
    ENERGY AND RELATED                     Bellweather Exploration Co., 10.875%, 2007               130             125
    SERVICES--6.7%                         Chesapeake Energy Corp., 9.125%, 2006                    100              85
                                           Continental Resources, Inc., 10.25%, 2008                100              83
                                           Dailey International, 9.50%, 2008                         10               6
                                           Denbury Management, 9.00%, 2008                          200             166
                                           Flores & Rucks, Inc., 9.75%, 2006                        100             104
                                           Forcenergy Gas Exploration, 8.50%, 2007                   80              58
                                           GulfMark Offshore, Inc., 8.75%, 2008                      60              55
                                           Mariner Energy, 10.50%, 2006                             160             148
                                           Michael Petroleum Corp., 11.50%, 2005                     30              26
                                           Ocean Energy, 10.375%, 2005                              100             105
                                           Pacalta Resources, Ltd., 10.75%, 2004                    100              90
                                           Parker Drilling Corp., 9.75%, 2006                       100              92
                                           Pen Holdings, Inc., 9.875%, 2008                         100              95
                                           Prestolite Electric, 9.625%, 2008                        310             291
                                           RAM Energy, 11.50%, 2008                                 100              83
                                           Seven Seas Petroleum, Inc., 12.50%, 2005                 100              82
                                           Stone Energy Corp., 8.75%, 2007                          100              96
                                           ------------------------------------------------------------------------------
                                                                                                                  1,790
---------------------------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES,                    Corporate Express, Inc., 4.50%, 2000                     260             236
    HOME BUILDERS AND                      Del Webb Corp.
    REAL ESTATE--2.2%                        9.75%, 2008                                             80              78
                                             9.375%, 2009                                           100              96
                                           Forecast Group, L.P., 11.375%, 2000                      100              96
                                           Ryland Group, Inc., 8.25%, 2008                          100              94
                                           ------------------------------------------------------------------------------
                                                                                                                    600
---------------------------------------------------------------------------------------------------------------------------
    HOTELS AND GAMING--2.8%                Empress River Casino, 10.75%, 2002                       100             108
                                           Hard Rock Hotel, 9.25%, 2005                             200             198
                                           Harvey's Casino Resorts, 10.625%, 2006                   100             106
                                           Players International, 10.875%, 2005                     210             222
                                           Rio Hotel & Casino, Inc., 9.50%, 2007                    100             109
                                           ------------------------------------------------------------------------------
                                                                                                                    743
---------------------------------------------------------------------------------------------------------------------------
    MANUFACTURING, METALS                  Accuride, 9.25%, 2008                                    145             138
    AND MINING--8.1%                       Alvey Systems, 11.375%, 2003                             200             204
                                           Day International Group, Inc., 11.125%, 2005              15              16
                                           E-P Acquisition, Inc., 9.375%, 2008                       50              45
                                           Earle M. Jorgensen Co., 9.50%, 2005                       70              65
                                           Euramax International, PLC, 11.25%, 2006                 100              99
                                        (b)Grove Holdings LLC, 11.625%, 2009                        100              40
                                           Grove Investors, PIK, 14.50%, 2010                       104              88
                                           Grove Worldwide LLC, 9.25%, 2008                          20              17
                                           JPS Automotive Products Corp., 11.125%, 2001              40              43


PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT      VALUE
-------------------------------------------------------------------------------------------------------------------------
                                           Jackson Products, Inc., 9.50%, 2005                  $   100         $    95
                                           Knoll, Inc., 10.875%, 2006                                30              33
                                           MMI Products, Inc., 11.25%, 2007                         100             109
                                           Metal Management, Inc., 10.00%, 2008                     100              65
                                           Metal USA, 8.625%, 2008                                  135             117
                                           NSM Steel
                                             12.00%, 2006                                            90              49
                                             12.25%, with warrants, 2008                             90              37
                                           Neenah Corp., 11.125%, 2007                              315             319
                                           Park-Ohio Industries, 9.25%, 2007                        200             199
                                           Renco Steel Holdings, 10.875%, 2005                      170             144
                                           Scovill Fasteners, 11.25%, 2007                           50              45
                                           Venture Holdings, 9.50%, 2005                             20              19
                                           Wells Aluminum Corp., 10.125%, 2005                      100              96
                                           Wheeling-Pittsburgh Corp., 9.25%, 2007                    80              75
                                           ------------------------------------------------------------------------------
                                                                                                                  2,157
-------------------------------------------------------------------------------------------------------------------------
    PAPER, FOREST PRODUCTS
    AND CONTAINERS--8.7%
                                           AEP Industries, Inc., 9.875%, 2007                       100              96
                                           BPC Holding Corp., 12.50%, 2006                          125             127
                                           Doman Industry
                                             8.75%, 2004                                             20              14
                                             9.25%, 2007                                            200             138
                                           Gaylord Container Corp.
                                             9.75%, 2007                                             40              32
                                             9.875%, 2008                                           210             105
                                           Graham Packaging Co.
                                             8.75%, 2008                                            240             230
                                        (b)  10.75%, 2009                                           260             155
                                           IMPAC Group, Inc., 10.125%, 2008                         220             211
                                           Millar Western Forest Products, Ltd., 9.875%,
                                             2008                                                   200             130
                                           National Fiberstock Corp., 11.625%, 2002                 100             103
                                           Norampac, 9.50%, 2008                                    100              98
                                           Plainwell, Inc., 11.00%, 2008                            220             196
                                           Printpack, Inc., 10.625%, 2006                           100             100
                                           Repap Enterprises, Inc., 9.00%, 2004                     100              91
                                           Riverwood International
                                             10.25%, 2006                                           160             147
                                             10.625%, 2007                                           20              19
                                             10.875%, 2008                                          130             107
                                        (b)SF Holdings Group, Inc., 12.75%, 2008                    200              88
                                           Stone Container Corp., 11.50%, 2006                       40              36
                                           U.S. Can Corp., 10.125%, 2006                            100             101
                                           ------------------------------------------------------------------------------
                                                                                                                  2,324
-------------------------------------------------------------------------------------------------------------------------
    RETAILING--5.9%
                                           Advantica Restaurant Co., 11.25%, 2008                   260             247
                                           Cole National Group
                                             9.875%, 2006                                            50              52
                                             8.625%, 2007                                            50              49
                                           Finlay Enterprises, Inc., 9.00%, 2008                     50              45
                                           Finlay Fine Jewelry Corp., 8.375%, 2008                   70              64
                                           Galey & Lord, 9.125%, 2008                               200             174
                                           Iron Age Holdings, Corp.
                                             9.875%, 2008                                            50              43
                                        (b)  12.125%, 2009                                          100              49
                                           J. Crew Group
                                             10.375%, 2007                                           50              40
                                        (b)  13.125%, 2008                                          120              47
                                           Jafra Cosmetics International, Inc., 11.75%,
                                             2008                                                   140             125
                                           NE Restaurant Co., Inc., 10.75%, 2008                    300             293
                                           Pathmark Stores, 9.625%, 2003                             60              58

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
                                                                                          PRINCIPAL AMOUNT OR
                                                                                           NUMBER OF SHARES      VALUE
------------------------------------------------------------------------------------------------------------------------
                                           Phillips-Van Heusen Corp., 9.50%, 2008               $   100         $    95
                                           Riddell Sports, Inc., 10.50%, 2007                       100              94
                                           TravelCenters of America, Inc., 10.25%, 2007             100              97
                                           ------------------------------------------------------------------------------
                                                                                                                  1,572
---------------------------------------------------------------------------------------------------------------------------
    TECHNOLOGY--2.0%
                                           Axiohm Transaction Solutions, Inc., 9.75%,
                                             2007                                                   200             184
                                           MTS Systems Corp., 9.375%, 2005                          290             262
                                           Viasystems, Inc., 9.75%, 2007                            100              85
                                           ------------------------------------------------------------------------------
                                                                                                                    531
---------------------------------------------------------------------------------------------------------------------------
    TRANSPORTATION--1.0%
                                           Canadian Airlines Corp., 10.00%, 2005                    100              89
                                           TFM, S.A. de C.V., 10.25%, 2007                          100              82
                                           Trans World Airlines, Inc., 11.375%, 2006                100              86
                                           ------------------------------------------------------------------------------
                                                                                                                    257
                                           ------------------------------------------------------------------------------
                                           TOTAL CORPORATE OBLIGATIONS
                                           (Cost: $28,812)                                                       26,272
                                           ------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    COMMON AND PREFERRED
    STOCK--3.9%
                                           Crown American Realty Trust, preferred                 2,210 shs.        109
                                           Dobson Communication, PIK, preferred                     145             135
                                        (a)Eagle-Picher Holdings, preferred                          20              92
                                        (a)Finlay Enterprises, Inc.                               5,000              42
                                        (a)Gaylord Container Corp.                               20,000              65
                                           Harvey's Casinos, Inc.                                 4,000              96
                                           Nextel, PIK, preferred                                   146             135
                                        (a)SF Holdings Group, Inc.                                  770               2
                                        (a)SF Holdings Group, Inc., PIK, preferred                   10              80
                                           Standard & Poor's Depository Receipt                   2,000             203
                                           21st Century Telecom Group, Inc., preferred               52              43
                                           Viatel, Inc., preferred                                   90               5
                                           Waxman Industries, Inc.                               18,000              20
                                           ------------------------------------------------------------------------------
                                           TOTAL COMMON AND PREFERRED STOCK--3.9%
                                           (Cost: $1,267)                                                         1,027
                                           ------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
    MONEY MARKET
    INSTRUMENTS--3.7%
                                           Yield--5.30%
                                           Due--October 1998
                                           (Cost: $998)                                         $ 1,000             998
                                           ------------------------------------------------------------------------------
                                           TOTAL INVESTMENTS--106.1%
                                           (Cost: $31,112)                                                       28,327
                                           ------------------------------------------------------------------------------
                                           LIABILITIES, LESS CASH AND OTHER ASSETS--(6.1)%                       (1,636)
                                           ------------------------------------------------------------------------------
                                           NET ASSETS--100%                                                     $26,691
                                           ------------------------------------------------------------------------------

 NOTES TO PORTFOLIO OF INVESTMENTS

(a) Non-income producing security.

(b) Deferred interest obligation; currently zero coupon under terms of the initial offering.

PIK denotes that dividend is paid in kind.

Based on the cost of investments of $31,112,000 for federal income tax purposes at September 30, 1998, the gross unrealized appreciation was $60,000, the gross unrealized depreciation was $2,845,000 and the net unrealized depreciation on investments was $2,785,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS
KEMPER HIGH YIELD SERIES

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper High Yield Fund and Kemper High Yield Opportunity Fund comprising the Kemper High Yield Series, as of September 30, 1998, the related statements of operations and changes in net assets, and the financial highlights for each of the fiscal periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of the Kemper High Yield Series at September 30, 1998, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the fiscal periods indicated therein, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois
                                          November 13, 1998

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 1998
(IN THOUSANDS)

                                                                              HIGH YIELD
                                                                HIGH YIELD    OPPORTUNITY
                                                                   FUND          FUND
-----------------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------------
Investments, at value (Cost: $5,060,585 and $31,112,
respectively)                                                   $4,711,749      28,327
-----------------------------------------------------------------------------------------
Cash                                                                10,395         370
-----------------------------------------------------------------------------------------
Receivable for:
  Investments sold                                                 170,780       1,058
-----------------------------------------------------------------------------------------
  Fund shares sold                                                  16,391         631
-----------------------------------------------------------------------------------------
  Interest                                                         122,845         688
-----------------------------------------------------------------------------------------
    TOTAL ASSETS                                                 5,032,160      31,074
-----------------------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
----------------------------------------------------------------------------------------
Note payable                                                            --       1,001
-----------------------------------------------------------------------------------------
Payable for:
  Investments purchased                                            234,812       3,290
-----------------------------------------------------------------------------------------
  Fund shares redeemed                                               8,184          46
-----------------------------------------------------------------------------------------
  Management fee                                                     2,034          14
-----------------------------------------------------------------------------------------
  Administrative services fee                                          842           5
-----------------------------------------------------------------------------------------
  Distribution services fee                                            881           9
-----------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             1,011          17
-----------------------------------------------------------------------------------------
  Trustees' fees and other                                             134           1
-----------------------------------------------------------------------------------------
    Total liabilities                                              247,898       4,383
-----------------------------------------------------------------------------------------
NET ASSETS                                                      $4,784,262      26,691
-----------------------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
-----------------------------------------------------------------------------------------
Paid-in capital                                                 $5,180,524      29,253
-----------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments                (52,329)        159
-----------------------------------------------------------------------------------------
Net unrealized depreciation on investments                        (348,836)     (2,785)
-----------------------------------------------------------------------------------------
Undistributed net investment income                                  4,903          64
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $4,784,262      26,691
-----------------------------------------------------------------------------------------
 THE PRICING OF SHARES
-----------------------------------------------------------------------------------------
CLASS A SHARES
  Net assets applicable to shares outstanding                   $3,304,083      12,249
-----------------------------------------------------------------------------------------
  Shares outstanding                                               430,259       1,378
-----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                  $7.68        8.89
-----------------------------------------------------------------------------------------
  Maximum offering price per share (net asset value, plus
  4.71%
  of net asset value or 4.50% of offering price)                     $8.04        9.31
-----------------------------------------------------------------------------------------
CLASS B SHARES
  Net assets applicable to shares outstanding                   $1,291,704      12,222
-----------------------------------------------------------------------------------------
  Shares outstanding                                               168,357       1,375
-----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                  $7.67        8.89
-----------------------------------------------------------------------------------------
CLASS C SHARES
  Net assets applicable to shares outstanding                     $171,495       2,220
-----------------------------------------------------------------------------------------
  Shares outstanding                                                22,290         249
-----------------------------------------------------------------------------------------
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  (net assets / shares outstanding)                                  $7.69        8.89
-----------------------------------------------------------------------------------------
CLASS I SHARES
  Net assets applicable to shares outstanding                      $16,980          --
-----------------------------------------------------------------------------------------
  Shares outstanding                                                 2,211          --
-----------------------------------------------------------------------------------------
  Net asset value and redemption price per share
  (net assets / shares outstanding)                                  $7.68          --
-----------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended September 30, 1998

(IN THOUSANDS)

                                                                                      HIGH YIELD
                                                                HIGH YIELD            OPPORTUNITY
                                                                   FUND                  FUND
-------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
  Interest income                                               $ 526,227                1,491
-------------------------------------------------------------------------------------------------
  Dividends                                                         7,057                   14
-------------------------------------------------------------------------------------------------
    Total investment income                                       533,284                1,505
-------------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                   27,887                  102
-------------------------------------------------------------------------------------------------
  Administrative services fee                                      11,945                   34
-------------------------------------------------------------------------------------------------
  Distribution services fee                                        12,102                   61
-------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses            8,376                   46
-------------------------------------------------------------------------------------------------
  Interest expense                                                     --                   28
-------------------------------------------------------------------------------------------------
  Professional fees                                                    86                   17
-------------------------------------------------------------------------------------------------
  Reports to shareholders                                             785                   --
-------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            390                    2
-------------------------------------------------------------------------------------------------
    Total expenses                                                 61,571                  290
-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                             471,713                1,215
-------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------
  Net realized gain on sales of investments                       100,385                  191
-------------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                      (1,001)                  --
-------------------------------------------------------------------------------------------------
    Net realized gain                                              99,384                  191
-------------------------------------------------------------------------------------------------
  Change in net unrealized depreciation on investments           (603,298)              (2,785)
-------------------------------------------------------------------------------------------------
Net loss on investments                                          (503,914)              (2,594)
-------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (32,201)              (1,379)
-------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

For the years ended September 30, 1998 and 1997

(IN THOUSANDS)

                                                                                                   HIGH YIELD
                                                                 HIGH YIELD FUND               OPPORTUNITY FUND(A)
                                                          ------------------------------       -------------------
                                                             1998                1997                 1998
------------------------------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
------------------------------------------------------------------------------------------------------------------
  Net investment income                                   $  471,713             396,225              1,215
------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss)                                    99,384              (1,945)               191
------------------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation)      (603,298)            178,138             (2,785)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   (32,201)            572,418             (1,379)
------------------------------------------------------------------------------------------------------------------
Net equalization credits                                          --              12,110                 --
------------------------------------------------------------------------------------------------------------------
  Distribution from net investment income                   (477,479)           (416,460)            (1,151)
------------------------------------------------------------------------------------------------------------------
  Distribution from net realized gain                             --                  --                (32)
------------------------------------------------------------------------------------------------------------------
Total dividends to shareholders                             (477,479)           (416,460)            (1,183)
------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions                 354,640             674,295             29,153
------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (155,040)            842,363             26,591
------------------------------------------------------------------------------------------------------------------
 NET ASSETS
Beginning of year                                          4,939,302           4,096,939                100
------------------------------------------------------------------------------------------------------------------
END OF YEAR                                               $4,784,262           4,939,302             26,691
------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF YEAR        $    4,903              90,899                 64
------------------------------------------------------------------------------------------------------------------

(a) The High Yield Opportunity Fund commenced operations on October 1, 1997.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1    DESCRIPTION OF THE
     FUND The Kemper High Yield Series (the Trust) is an open-end diversified management investment company comprised of Kemper High Yield Fund (High Yield
                             Fund) and Kemper High Yield Opportunity Fund (High Yield Opportunity Fund). The Trust is organized as a business trust under the laws of Massachusetts. The High Yield Opportunity Fund commenced operations on October 1, 1997.

                             Each Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I (none sold through September 30, 1998 for Kemper High Yield Opportunity Fund) shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of each Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.


--------------------------------------------------------------------------------

2    SIGNIFICANT
     ACCOUNTING POLICIES     SECURITY VALUATION. Investments are stated at
                             value. Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the officers of the Fund, which quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Financial futures are valued at the most recent settlement price. Forward foreign currency contracts are valued at the prevailing forward exchange rate of the underlying currencies on that day. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT
                             INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Interest income includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share for each Fund is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing each Fund's net assets attributable to that class by the number of shares of the class outstanding.

                             FEDERAL INCOME TAXES. Each Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated

NOTES TO FINANCIAL STATEMENTS

                             investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, each Fund paid no federal income taxes and no federal income tax provision was required.

                             At September 30, 1998, High Yield Fund had a tax basis net loss carryforward of approximately $45,015,000 which may be applied against any realized net taxable gains of each succeeding year until fully utilized or it will expire during the period 1999 through 2004.

                             DIVIDENDS TO SHAREHOLDERS. Each Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. Prior to October 1, 1997, the Kemper High Yield Fund used equalization accounting to keep a continuing shareholder's per share interest in undistributed net investment income unaffected by shareholder activity. This was accomplished by allocating a portion of the proceeds from sales and the cost of redemptions of fund shares to undistributed net investment income. As of October 1, 1997, the Fund discontinued using equalization. This change has no effect on the Fund's net assets, net asset value per share or distributions to shareholders. Discontinuing the use of equalization accounting will result in simpler financial statements. The cumulative effect of the discontinuance of equalization accounting was to decrease undistributed net investment income and increase paid-in-capital previously reported through September 30, 1997 by $80,230,000.

--------------------------------------------------------------------------------

3    TRANSACTIONS WITH
     AFFILIATES              MANAGEMENT AGREEMENT. Each Fund has a management
                             agreement with Scudder Kemper Investments, Inc.
                             (Scudder Kemper). The High Yield Fund pays a monthly investment management fee of 1/12 of the annual rate of .58% of the first $250 million of average daily net assets declining to .42% of average daily net assets in excess of $12.5 billion. The High Yield Fund incurred a management fee of $27,887,000 for the year ended September 30, 1998.

                             The High Yield Opportunity Fund pays a monthly investment management fee of 1/12 of the annual rate of .65% of the first $250 million of average daily net assets declining to .49% of average daily net assets in excess of $12.5 billion. The High Yield Opportunity Fund incurred a management fee of $102,000 for the year ended September 30, 1998.

                             ZURICH/B.A.T MERGER. On September 7, 1998, Zurich Insurance Company (Zurich), majority owner of Scudder Kemper, entered into an agreement with B.A.T Industries p.l.c. (B.A.T) pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Funds' investment management agreements with Scudder Kemper were deemed to have been assigned and, therefore, terminated. The Board of Trustees of the Funds' has approved new investment management agreements with Scudder Kemper, which are substantially identical to the former investment management agreements, except for the dates of execution and termination. The Board of Trustees of the Funds' will seek shareholder approval of the new investment management agreements

NOTES TO FINANCIAL STATEMENTS

                             through a proxy solicitation that is currently scheduled to conclude in mid-December.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. Each Fund has an underwriting and distribution services agreement with Kemper Distributions, Inc.
                             (KDI). Underwriting commissions paid in connection with the distribution of Class A shares for the year ended September 30, 1998 are as follows:

                                                                                                     COMMISSIONS
                                                                                                    ALLOWED BY KDI
                                                                             COMMISSIONS     ----------------------------
                                                                           RETAINED BY KDI   TO ALL FIRMS   TO AFFILIATES
                                                                           ---------------   ------------   -------------
                                          High Yield Fund                    $1,521,000       12,060,000       174,000
                                          High Yield Opportunity Fund           187,000           26,000            --

                             For services under the distribution services agreement, each Fund pays KDI a fee of .75% of average daily net assets of Class B and Class C shares pursuant to separate 12b-1 plans for Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees, CDSC and commissions related to Class B and Class C shares for the year ended September 30, 1998 are as follows:

                                                                            DISTRIBUTION FEES          COMMISSIONS AND
                                                                                 AND CDSC           DISTRIBUTION FEES PAID
                                                                             RECEIVED BY KDI           BY KDI TO FIRMS
                                                                            ------------------      ----------------------
                                          High Yield Fund                      $14,388,000                19,454,000
                                          High Yield Opportunity Fund               68,000                   506,000

                             ADMINISTRATIVE SERVICES AGREEMENT. Each Fund has an administrative services agreement with KDI. For providing information and administrative services to Class A, Class B and Class C shareholders, each Fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid for the year ended September 30, 1998 are as follows:

                                                                                                     ASF PAID BY KDI
                                                                             ASF PAID BY THE   ----------------------------
                                                                               FUND TO KDI     TO ALL FIRMS   TO AFFILIATES
                                                                             ---------------   ------------   -------------
                                          High Yield Fund                      $11,945,000      12,147,000       54,000
                                          High Yield Opportunity Fund               34,000          57,000           --

                             SHAREHOLDER SERVICES AGREEMENT. Pursuant to a services agreement with the Funds' transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of each Fund. Under the agreement, for the year ended September 30, 1998, KSvC received shareholder services fees as follows:

                             High Yield Fund                          $5,963,000
                             High Yield Opportunity Fund                  19,000

NOTES TO FINANCIAL STATEMENTS

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Trust are also officers or directors of Scudder Kemper. For the year ended September 30, 1998, the Funds made no payments to their officers and incurred trustees' fees of $46,000 to independent trustees.

--------------------------------------------------------------------------------

4   INVESTMENT
     TRANSACTIONS            For the year ended September 30, 1998, investment
                             transactions (excluding short term instruments) are as follows (in thousands):

                                                                    HIGH YIELD            HIGH YIELD
                                                                       FUND            OPPORTUNITY FUND
                                                                    ----------         -----------------
                             Purchases                              $7,459,793              64,732
                             Proceeds from sales                     7,102,145              34,809

--------------------------------------------------------------------------------

5    NOTE PAYABLE            The High Yield Opportunity Fund may borrow money
                             for leverage purposes up to a maximum of 20% of the total assets of the Fund, including the amount borrowed. The note payable represents a $1,000,000 loan from Bank of America at September 30, 1998.
                             The note bears interest at the Eurodollar Rate plus
                             .275% (5.863% at September 30, 1998) which is
                             payable quarterly. The loan amount and rate are reset periodically under a credit facility which is available until December 18, 2000.

--------------------------------------------------------------------------------

6    CAPITAL SHARE
     TRANSACTIONS            The following tables summarize the activity in
                             capital shares of the Funds (in thousands):

                                                                               YEAR ENDED SEPTEMBER 30,
                                                                          1998                          1997
                                                                 -----------------------      ------------------------
                                           HIGH YIELD FUND        SHARES       AMOUNT          SHARES        AMOUNT
                                       -------------------------------------------------------------------------------
                                        SHARES SOLD
                                        Class A                    175,709   $ 1,448,862        190,692    $ 1,527,552
                                       -------------------------------------------------------------------------------
                                        Class B                     96,842       810,635        109,720        900,384
                                       -------------------------------------------------------------------------------
                                        Class C                     19,096       163,577         16,667        137,204
                                       -------------------------------------------------------------------------------
                                        Class I                      8,956        61,720         12,114        100,487
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                        Class A                     25,177       210,714         22,581        187,057
                                       -------------------------------------------------------------------------------
                                        Class B                      8,726        73,008          7,931         65,657
                                       -------------------------------------------------------------------------------
                                        Class C                      1,217        10,192            686          5,708
                                       -------------------------------------------------------------------------------
                                        Class I                        344         3,282            367          3,044
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                        Class A                   (201,412)   (1,666,803)      (175,031)    (1,410,231)
                                       -------------------------------------------------------------------------------
                                        Class B                    (68,856)     (573,586)       (80,748)      (661,407)
                                       -------------------------------------------------------------------------------
                                        Class C                    (12,712)     (106,155)        (9,742)       (80,133)
                                       -------------------------------------------------------------------------------
                                        Class I                    (11,152)      (80,801)       (12,153)      (101,027)
                                       -------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                        Class A                     23,396       197,625         15,517        129,053
                                       -------------------------------------------------------------------------------
                                        Class B                    (23,428)     (197,630)       (15,533)      (129,053)
                                       -------------------------------------------------------------------------------
                                        NET INCREASE FROM
                                        CAPITAL SHARE TRANSACTIONS           $   354,640                   $   674,295
                                       -------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

                                                                                          YEAR ENDED
                                                                                     SEPTEMBER 30, 1998
                                                                                    --------------------
                             HIGH YIELD OPPORTUNITY FUND                            SHARES       AMOUNT
                              SHARES SOLD
                              Class A                                               1,905        $18,384
                             ---------------------------------------------------------------------------
                              Class B                                               1,690         16,473
                             ---------------------------------------------------------------------------
                              Class C                                                 286          2,813
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                              Class A                                                  48            462
                             ---------------------------------------------------------------------------
                              Class B                                                  41            395
                             ---------------------------------------------------------------------------
                              Class C                                                   7             70
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              SHARES REDEEMED
                              Class A                                                (593)        (5,656)
                             ---------------------------------------------------------------------------
                              Class B                                                (346)        (3,322)
                             ---------------------------------------------------------------------------
                              Class C                                                 (48)          (466)
                             ---------------------------------------------------------------------------
                             ---------------------------------------------------------------------------
                              CONVERSION OF SHARES
                              Class A                                                  14            140
                             ---------------------------------------------------------------------------
                              Class B                                                 (14)          (140)
                             ---------------------------------------------------------------------------
                              NET INCREASE FROM
                              CAPITAL SHARE TRANSACTIONS                                         $29,153
                             ---------------------------------------------------------------------------

--------------------------------------------------------------------------------

7    FINANCIAL FUTURES
     CONTRACTS               Kemper High Yield Fund has entered into exchange
                             traded financial futures contracts in order to help protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At September 30, 1998, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $664,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures position open at September 30, 1998 (in thousands):

                                                                FACE         EXPIRATION
                             TYPE                              AMOUNT          MONTH          LOSS
                             ----------------------------------------------------------------------
                             U.S. Treasury Bond                $51,419      December '98      $(310)
                             ----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                         ---------------------------------------------------------
                                                                                    CLASS A
                                                         ---------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                         ---------------------------------------------------------
                   HIGH YIELD FUND                       1998       1997       1996       1995           1994
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                       $8.50       8.23       8.01       7.74          8.12
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .76        .76        .76        .83           .73
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 (.81)       .31        .23        .20          (.35)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.05)      1.07        .99       1.03           .38
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income              .77        .80        .77        .76           .76
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                             $7.68       8.50       8.23       8.01          7.74
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              (.95)%    13.69      13.00      14.10          4.64
----------------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Expenses                                                   .89%       .88        .88        .90           .86
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     9.09%      9.18       9.45      10.74          9.22
----------------------------------------------------------------------------------------------------------------------

                                                         -------------------------------------------------------------
                                                                                     CLASS B
                                                         -------------------------------------------------------------
                                                                                                      MAY 31 TO
                                                                YEAR ENDED SEPTEMBER 30,            SEPTEMBER 30,
----------------------------------------------------------------------------------------------------------------------
                                                         1998       1997       1996       1995           1994
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $8.49       8.22       8.00       7.73          7.96
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    .68        .69        .69        .76           .23
----------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                 (.80)       .31        .23        .20          (.23)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.12)      1.00        .92        .96            --
----------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income              .70        .73        .70        .69           .23
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.67       8.49       8.22       8.00          7.73
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                            (1.82)%    12.72      12.02      13.09            --
----------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
----------------------------------------------------------------------------------------------------------------------
Expenses                                                  1.76%      1.76       1.77       1.77          1.80
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     8.22%      8.30       8.56       9.87          8.70
----------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                      ------------------------------------------------
                                                                            CLASS C
                                                      ------------------------------------------------
                                                                                       MAY 31 TO
                                                        YEAR ENDED SEPTEMBER 30,     SEPTEMBER 30,
                                                      ------------------------------------------------
                                                      1998    1997    1996    1995        1994
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $8.52    8.24    8.02    7.75        7.96
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .69     .70     .69     .77         .25
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              (.82)    .31     .23     .20        (.23)
-------------------------------------------------------------------------------------------------------
Total from investment operations                       (.13)   1.01     .92     .97         .02
-------------------------------------------------------------------------------------------------------
Less distribution from net investment income            .70     .73     .70     .70         .23
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.69    8.52    8.24    8.02        7.75
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                         (1.89)% 12.88   12.06   13.13         .27
-------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-------------------------------------------------------------------------------------------------------
Expenses                                               1.71%   1.71    1.71    1.71        1.74
-------------------------------------------------------------------------------------------------------
Net investment income                                  8.27%   8.35    8.62    9.93        8.75
-------------------------------------------------------------------------------------------------------

                                                      ---------------------------------------------
                                                                         CLASS I
                                                      ---------------------------------------------
                                                      YEAR ENDED SEPTEMBER
                                                               30,            DECEMBER 29, 1994
                                                      ---------------------   TO SEPTEMBER 30,
                                                      1998    1997    1996          1995
---------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $8.50    8.23    8.01          7.55
---------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                 .76     .78     .78           .66
---------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)              (.78)    .31     .23           .39
---------------------------------------------------------------------------------------------------
Total from investment operations                       (.02)   1.09    1.01          1.05
---------------------------------------------------------------------------------------------------
Less distribution from net investment income            .80     .82     .79           .59
---------------------------------------------------------------------------------------------------
Net asset value, end of period                        $7.68    8.50    8.23          8.01
---------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                          (.66)% 13.96   13.32         14.37
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------------------------
Expenses                                                .60%    .62     .61           .61
---------------------------------------------------------------------------------------------------
Net investment income                                  9.38%   9.44    9.72         10.70
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
---------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED SEPTEMBER 30,
                                                      ---------------------------------------------------------------
                                                         1998         1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)              $4,784,262    4,939,302   4,096,939   3,527,954   3,152,029
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%          91         102          99          93
---------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

          HIGH YIELD OPPORTUNITY FUND                            YEAR ENDED SEPTEMBER 30, 1998(A)
------------------------------------------------  -------------------   ------------------    ------------------
PER SHARE OPERATING PERFORMANCE                         CLASS A               CLASS B               CLASS C
------------------------------------------------  -------------------   ------------------    ------------------
Net asset value, beginning of year                      $ 9.50                  9.50                   9.50
------------------------------------------------  -------------------   -------------------   -------------------
Income from investment operations:
  Net investment income                                    .70                   .63                    .62
------------------------------------------------  -------------------   -------------------   -------------------
  Net realized and unrealized loss                        (.60)                 (.61)                  (.60)
------------------------------------------------  -------------------   -------------------   -------------------
Total from investment operations                           .10                   .02                    .02
------------------------------------------------  -------------------   -------------------   -------------------
Less dividends:
  Distribution from net investment income                  .67                   .59                    .59
------------------------------------------------  -------------------   -------------------   -------------------
  Distribution from net realized gain                      .04                   .04                    .04
------------------------------------------------  -------------------   -------------------   -------------------
Total dividends                                            .71                   .63                    .63
------------------------------------------------  -------------------   -------------------   -------------------
Net asset value, end of year                             $8.89                  8.89                   8.89
------------------------------------------------  ------------------    ------------------    ------------------
TOTAL RETURN                                              .59%                  (.18)                  (.18)

------------------------------------------------  ------------------    ------------------    ------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------  ------------------    ------------------    ------------------
Expenses                                                 1.27%                  2.03                   2.03
------------------------------------------------  ------------------    ------------------    ------------------
Net investment income                                    8.31%                  7.55                   7.55
------------------------------------------------  ------------------    ------------------    ------------------

                                                                                                  YEAR ENDED
                                                                                                 SEPTEMBER 30,
                                                                                                    1998(A)
-----------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)                                                            $26,691
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                                169%
-----------------------------------------------------------------------------------------------------------------

(a) Commencement of operations on October 1, 1997.

NOTE FOR BOTH FUNDS: Total return does not reflect the effect of any sales charges. Per share data was determined based on average shares outstanding during the year ended September 30, 1998.

 TAX INFORMATION

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Kemper Fund account, please call 1-800-621-1048.

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                                                                              37

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38


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                                                                              39

TRUSTEES & OFFICERS

TRUSTEES                          OFFICERS

DANIEL PIERCE                     MARK S. CASADY                    KATHRYN L. QUIRK
Chairman and Trustee              President                         Vice President

DAVID W. BELIN                    PHILIP J. COLLORA                 ROBERT C. PECK, JR.
Trustee                           Vice President and                Vice President
                                  Secretary
LEWIS A. BURNHAM                                                    HARRY E. RESIS, JR.
Trustee                           JOHN R. HEBBLE                    Vice President
                                  Treasurer
DONALD L. DUNAWAY                                                   LINDA J. WONDRACK
Trustee                           JERARD K. HARTMAN                 Vice President
                                  Vice President
ROBERT B. HOFFMAN                                                   MAUREEN E. KANE
Trustee                           THOMAS W. LITTAUER                Assistant Secretary
                                  Vice President
DONALD R. JONES                                                     CAROLINE PEARSON
Trustee                           ANN M. MCCREARY                   Assistant Secretary
                                  Vice President
SHIRLEY D. PETERSON                                                 ELIZABETH C. WERTH
Trustee                           MICHAEL A. MCNAMARA               Assistant Secretary
                                  Vice President
WILLIAM P. SOMMERS                                                  BRENDA LYONS
Trustee                                                             Assistant Treasurer
EDMOND D. VILLANI
Trustee


----------------------------------------------------------------------------------------------------------
LEGAL COUNSEL                         VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                                      222 North LaSalle Street
                                      Chicago, IL 60601

----------------------------------------------------------------------------------------------------------
SHAREHOLDER                           KEMPER SERVICE COMPANY
SERVICE AGENT                         P.O. Box 419557
                                      Kansas City, MO 64141

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CUSTODIAN AND                         INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT                        801 Pennsylvania Avenue
                                      Kansas City, MO 64105

----------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS                  ERNST & YOUNG LLP
                                      233 South Wacker Drive
                                      Chicago, IL 60606

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PRINCIPAL UNDERWRITER                 KEMPER DISTRIBUTORS, INC.
                                      222 South Riverside Plaza  Chicago, IL 60606
                                      www.kemper.com

[KEMPER FUNDS LOGO]
Long-term investing in a short-term world(SM)

Printed in the U.S.A. on recycled paper.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Fixed Income Fund prospectus.
KHYFS - 2 (11/98) 1059690